UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	07/31/2021

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Cash Management Funds

SEMIANNUAL REPORT July 31, 2021

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury Obligations Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus Cash Management

Dreyfus Tax Exempt Cash Management

Contents

THE FUNDS

FOR MORE INFORMATION

Back Cover

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from February 1, 2021 to July 31, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended July 31, 2021
	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares	Wealth Shares	Service Shares	Preferred Shares
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.15	$.15	$.15	$.15	$.40	$.35	-
Ending value (after expenses)	$1,000.20	$1,000.20	$1,000.20	$1,000.20	$1,000.20	$1,000.20	-
Annualized expense ratio (%)	.03	.03	.03	.03	.08	.07	-
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$.25	$.25	$.25	$.25	-	-	-
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10	-	-	-
Annualized expense ratio (%)	.05	.05	.05	.05	-	-	-
Dreyfus Treasury Obligations Cash Management
Expenses paid per $1,000†	$.20	$.20	$.20	$.25	$.35	$.40	-
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	-
Annualized expense ratio (%)	.04	.04	.04	.05	.07	.08	-
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$.25	$.25	$.30	$.25	$.30	$.25	-
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	$1,000.10	-
Annualized expense ratio (%)	.05	.05	.06	.05	.06	.05	-
Dreyfus Cash Management††
Expenses paid per $1,000†	$.50	$.69	$.64	-	-	-	$.24
Ending value (after expenses)	$1,000.20	$1,000.10	$1,000.10	-	-	-	$1,000.20
Annualized expense ratio (%)	.10	.14	.13	-	-	-	.10
Dreyfus Tax Exempt Cash Management
Expenses paid per $1,000†	$.45	-	-	-	-	-	-
Ending value (after expenses)	$1,000.10	-	-	-	-	-	-
Annualized expense ratio (%)	.09	-	-	-	-	-	-

† Expenses are equal to each fund’s annualized expense ratios as shown above for Institutional, Investor, Administrative, Participant, Wealth and Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are equal to the fund’s annualized expense ratios as shown above for Preferred shares, multiplied by the average account value over the period, multiplied by 89/365 (to reflect the actual days in the period).

†† From May 4, 2021 (commencement of initial offering) to July 31, 2021 for Preferred shares.

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended July 31, 2021†
	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares	Wealth Shares	Service Shares	Preferred Shares
Dreyfus Government Cash Management
Expenses paid per $1,000††	$.15	$.15	$.15	$.15	$.40	$.35	-
Ending value (after expenses)	$1,024.65	$1,024.65	$1,024.65	$1,024.65	$1,024.40	$1,024.45	-
Annualized expense ratio (%)	.03	.03	.03	.03	.08	.07	-
Dreyfus Government Securities Cash Management
Expenses paid per $1,000††	$.25	$.25	$.25	$.25	-	-	-
Ending value (after expenses)	$1,024.55	$1,024.55	$1,024.55	$1,024.55	-	-	-
Annualized expense ratio (%)	.05	.05	.05	.05	-	-	-
Dreyfus Treasury Obligations Cash Management
Expenses paid per $1,000††	$.20	$.20	$.20	$.25	$.35	$.40	-
Ending value (after expenses)	$1,024.60	$1,024.60	$1,024.60	$1,024.55	$1,024.45	$1,024.40	-
Annualized expense ratio (%)	.04	.04	.04	.05	.07	.08	-
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000††	$.25	$.25	$.30	$.25	$.30	$.25	-
Ending value (after expenses)	$1,024.55	$1,024.55	$1,024.50	$1,024.55	$1,024.50	$1,024.55	-
Annualized expense ratio (%)	.05	.05	.06	.05	.06	.05	-
Dreyfus Cash Management†††
Expenses paid per $1,000††	$.50	$.70	$.65	-	-	-	$.50
Ending value (after expenses)	$1,024.30	$1,024.10	$1,024.15	-	-	-	$1,024.30
Annualized expense ratio (%)	.10	.14	.13	-	-	-	.10
Dreyfus Tax Exempt Cash Management
Expenses paid per $1,000††	$.45	-	-	-	-	-	-
Ending value (after expenses)	$1,024.35	-	-	-	-	-	-
Annualized expense ratio (%)	.09	-	-	-	-	-	-

† Please note that while Preferred shares commenced offering on May 4, 2021, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period February 1, 2021 to July 31, 2021.

†† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

††† From May 4, 2021 (commencement of initial offering) to July 31, 2021 for Preferred shares.

STATEMENT OF INVESTMENTS

July 31, 2021 (Unaudited)

Dreyfus Government Cash Management
U.S. Government Agencies Obligations - 12.7%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
8/5/2021	0.12	50,000,000	[a]	49,999,333
8/10/2021	0.09	90,000,000	[a]	89,997,975
8/2/2021, 3 Month SOFR +.02%	0.07	350,000,000	[b]	349,939,863
8/2/2021, 3 Month SOFR +.03%	0.08	85,000,000	[b]	84,992,367
8/2/2021, 3 Month SOFR +.04%	0.09	115,000,000	[b]	115,000,000
8/2/2021, 3 Month SOFR +.04%	0.09	169,000,000	[b]	169,000,000
8/2/2021, 3 Month SOFR +.04%	0.09	345,000,000	[b]	345,000,000
8/2/2021, 3 Month SOFR +.04%	0.09	108,000,000	[b]	108,000,000
8/2/2021, 3 Month SOFR +.04%	0.09	330,000,000	[b]	329,990,310
8/2/2021, 3 Month SOFR +.04%	0.09	46,000,000	[b]	46,000,000
8/2/2021, 3 Month SOFR +.06%	0.11	30,000,000	[b]	30,000,000
8/2/2021, 3 Month SOFR +.06%	0.11	17,000,000	[b]	17,000,000
8/2/2021, 3 Month SOFR +.06%	0.11	53,500,000	[b]	53,507,219
8/2/2021, 3 Month SOFR +.06%	0.11	85,000,000	[b]	85,000,000
8/2/2021, 3 Month SOFR +.08%	0.13	66,000,000	[b]	66,000,000
8/2/2021, 3 Month SOFR +.09%	0.14	40,000,000	[b]	40,000,000
8/2/2021, 3 Month SOFR +.15%	0.20	80,000,000	[b]	80,000,000
8/2/2021, 3 Month U.S. T-BILL +.17%	0.22	125,000,000	[b]	124,993,642
8/2/2021, 3 Month SOFR +.19%	0.24	162,500,000	[b]	162,500,000
8/2/2021, 3 Month SOFR +.32%	0.37	30,000,000	[b]	30,000,000
8/2/2021, 3 Month SOFR +.35%	0.40	250,000,000	[b]	250,000,000
8/3/2021, 3 Month SOFR +.08%	0.13	25,000,000	[b]	25,000,000
Federal Home Loan Banks:
8/2/2021, 3 Month SOFR +.01%	0.06	200,000,000	[b]	200,000,000
8/2/2021, 3 Month SOFR +.01%	0.06	250,000,000	[b]	250,000,000
8/2/2021, 3 Month SOFR +.01%	0.06	500,000,000	[b]	500,000,000
8/2/2021, 3 Month SOFR +.01%	0.06	500,000,000	[b]	500,000,000
8/2/2021, 3 Month SOFR +.01%	0.06	860,000,000	[b]	860,000,000
8/2/2021, 3 Month SOFR +.01%	0.06	485,000,000	[b]	485,000,000
8/2/2021, 3 Month SOFR +.02%	0.07	190,000,000	[b]	190,000,000
8/2/2021, 3 Month SOFR +.04%	0.09	122,000,000	[b]	122,000,000
8/2/2021, 3 Month SOFR +.04%	0.09	175,000,000	[b]	175,000,000
8/2/2021, 3 Month SOFR +.05%	0.10	147,000,000	[b]	147,000,000
8/2/2021, 3 Month SOFR +.06%	0.11	175,000,000	[b]	175,000,000
8/2/2021, 3 Month SOFR +.06%	0.11	100,000,000	[b]	100,000,000
8/2/2021, 3 Month SOFR +.07%	0.12	50,000,000	[b]	50,000,000
8/2/2021, 3 Month SOFR +.08%	0.13	200,000,000	[b]	200,000,000
8/2/2021, 3 Month SOFR +.08%	0.13	110,000,000	[b]	110,000,000
8/2/2021, 3 Month SOFR +.09%	0.14	200,000,000	[b]	200,000,000
8/2/2021, 3 Month SOFR +.14%	0.19	195,000,000	[b]	195,000,000
8/2/2021, 3 Month SOFR +.20%	0.25	100,000,000	[b]	100,000,000
8/2/2021, 3 Month SOFR +.30%	0.35	250,000,000	[b]	250,000,000
8/3/2021, 3 Month SOFR +.06%	0.11	100,000,000	[b]	100,000,000
8/4/2021	0.05	250,000,000	[a]	249,998,958
8/9/2021	0.05	250,000,000		249,999,832
8/27/2021	0.02	150,000,000	[a]	149,997,833
10/25/2021	0.03	242,000,000		241,996,847
11/15/2021	0.03	550,000,000		549,998,921
11/17/2021	0.03	250,000,000	[a]	249,978,250
12/3/2021	0.03	450,000,000		449,991,486
Federal Home Loan Mortgage Corporation:
8/2/2021, 3 Month SOFR +.06%	0.11	500,000,000	[b,c]	500,000,000
8/2/2021, 3 Month SOFR +.07%	0.12	500,000,000	[b,c]	500,000,000
8/2/2021, 3 Month SOFR +.12%	0.17	500,000,000	[b,c]	500,000,000

Dreyfus Government Cash Management(continued)
U.S. Government Agencies Obligations - 12.7%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
8/2/2021, 3 Month SOFR +.13%	0.18	92,500,000	[b,c]	92,580,783
8/2/2021, 3 Month SOFR +.14%	0.19	100,000,000	[b,c]	100,000,000
8/2/2021, 3 Month SOFR +.18%	0.23	125,000,000	[b,c]	125,000,000
8/2/2021, 3 Month SOFR +.30%	0.35	550,000,000	[b,c]	550,000,000
8/2/2021, 3 Month SOFR +.32%	0.37	500,000,000	[b,c]	500,000,000
Federal National Mortgage Association:
8/2/2021, 3 Month SOFR +.12%	0.17	42,000,000	[b,c]	42,000,000
8/2/2021, 3 Month SOFR +.19%	0.24	600,000,000	[b,c]	600,000,000
8/2/2021, 3 Month SOFR +.19%	0.24	175,000,000	[b,c]	174,991,703
8/2/2021, 3 Month SOFR +.20%	0.25	525,000,000	[b,c]	525,000,000
8/2/2021, 3 Month SOFR +.22%	0.27	233,000,000	[b,c]	233,000,000
8/2/2021, 3 Month SOFR +.30%	0.35	250,000,000	[b,c]	250,000,000
8/2/2021, 3 Month SOFR +.30%	0.35	375,000,000	[b,c]	375,000,000
U.S. International Development Finance Corporation:
8/6/2021, 3 Month U.S. T-BILL FLAT	0.09	21,875,000	[b]	21,875,000
8/6/2021, 3 Month U.S. T-BILL FLAT	0.09	41,714,361	[b]	41,714,361
8/6/2021, 3 Month U.S. T-BILL FLAT	0.09	15,000,000	[b]	15,000,000
8/6/2021, 3 Month U.S. T-BILL FLAT	0.09	22,000,000	[b]	22,000,000
8/6/2021, 3 Month U.S. T-BILL FLAT	0.09	40,000,000	[b]	40,000,000
8/6/2021, 3 Month U.S. T-BILL FLAT	0.09	7,782,530	[b]	7,782,530
8/6/2021, 3 Month U.S. T-BILL FLAT	0.09	25,000,000	[b]	25,000,000
8/6/2021, 3 Month U.S. T-BILL FLAT	0.09	7,157,895	[b]	7,157,895
8/6/2021, 3 Month U.S. T-BILL FLAT	0.09	13,125,000	[b]	13,125,000
8/6/2021, 3 Month U.S. T-BILL FLAT	0.09	13,000,000	[b]	13,000,000
Total U.S. Government Agencies Obligations (cost $14,977,110,108)				14,977,110,108
U.S. Cash Management Bills - 4.2%
8/3/2021	0.03	765,000,000	[a]	764,998,738
8/10/2021	0.04	1,100,000,000	[a]	1,099,988,125
8/17/2021	0.03	1,200,000,000	[a]	1,199,986,667
11/9/2021	0.05	1,000,000,000	[a]	999,861,111
11/30/2021	0.05	896,000,000	[a]	895,851,911
Total U.S. Cash Management Bills (cost $4,960,686,552)				4,960,686,552
U.S. Treasury Bills - 17.8%
8/5/2021	0.07	1,250,000,000	[a]	1,249,989,861
8/12/2021	0.03	932,000,000	[a]	931,991,872
8/19/2021	0.01	100,000,000	[a]	99,999,350
8/26/2021	0.02	110,000,000	[a]	109,998,854
9/14/2021	0.02	1,150,000,000	[a]	1,149,966,389
10/7/2021	0.05	300,000,000	[a]	299,972,083
10/21/2021	0.04	950,000,000	[a]	949,914,500
10/28/2021	0.04	300,000,000	[a]	299,974,333
11/4/2021	0.03	2,150,000,000	[a]	2,149,811,319
11/12/2021	0.03	1,205,000,000	[a]	1,204,896,571
11/18/2021	0.03	2,300,000,000	[a]	2,299,791,083
11/26/2021	0.03	750,000,000	[a]	749,926,875
12/2/2021	0.04	1,000,000,000	[a]	999,880,420
12/9/2021	0.04	1,475,000,000	[a]	1,474,786,944
12/16/2021	0.04	940,000,000	[a]	939,856,911
12/23/2021	0.06	615,000,000	[a]	614,864,700
12/30/2021	0.06	2,255,000,000	[a]	2,254,475,329
1/6/2022	0.05	500,000,000	[a]	499,890,278

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management(continued)
U.S. Treasury Bills - 17.8%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
1/13/2022	0.05	2,750,000,000	[a]	2,749,369,792
Total U.S. Treasury Bills (cost $21,029,357,464)				21,029,357,464
U.S. Treasury Floating Rate Notes - 8.1%
8/3/2021, 3 Month U.S. T-BILL +.03%	0.08	765,000,000	[b]	765,013,689
8/3/2021, 3 Month U.S. T-BILL +.03%	0.08	3,437,625,000	[b]	3,437,780,631
8/3/2021, 3 Month U.S. T-BILL +.05%	0.10	2,530,000,000	[b]	2,530,289,323
8/3/2021, 3 Month U.S. T-BILL +.06%	0.11	400,000,000	[b]	399,975,031
8/3/2021, 3 Month U.S. T-BILL +.15%	0.20	600,000,000	[b]	599,988,854
8/3/2021, 3 Month U.S. T-BILL +.30%	0.35	1,805,000,000	[b]	1,805,269,548
Total U.S. Treasury Floating Rate Notes (cost $9,538,317,076)				9,538,317,076
U.S. Treasury Notes - 1.4%
8/15/2021	2.13	301,000,000		301,235,462
9/15/2021	2.75	695,414,900		697,660,916
10/31/2021	1.50	300,000,000		301,046,814
10/31/2021	2.00	300,000,000		301,439,503
Total U.S. Treasury Notes (cost $1,601,382,695)				1,601,382,695
Repurchase Agreements - 54.3%
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $975,004,062 (fully collateralized by: Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-3.00%, due 1/20/2051-4/20/2051, U.S. Treasuries (including strips), 1.38%-4.38%, due 8/15/2022-5/15/2047, valued at $994,500,070)	0.05	975,000,000		975,000,000
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $268,001,116 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-4.38%, due 10/31/2021-8/15/2049, valued at $273,360,004)	0.05	268,000,000		268,000,000
Banco Santander, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $150,000,687 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.22%, due 9/1/2037, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.80%-6.00%, due 3/1/2036-6/1/2051, U.S. Treasuries (including strips), 1.25%-2.13%, due 12/31/2021-6/30/2028, valued at $153,000,000)	0.06	150,000,000		150,000,000
Bank of America Securities, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $600,002,500 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-3.68%, due 8/25/2033-9/25/2049, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 5.00%-6.10%, due 3/25/2039-8/25/2044, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-7.00%, due 4/20/2036-5/20/2071, valued at $648,000,000)	0.05	600,000,000		600,000,000
Bank of America Securities, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $120,000,500 (fully collateralized by: Government National Mortgage Association Agency Mortgage-Backed Securities, 2.25%-2.80%, due 7/15/2056-7/15/2061, valued at $122,400,001)	0.05	120,000,000		120,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 54.3%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
Bank of America Securities, OBFR+.02%, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at interest rate reset date of 8/2/2021 in the amount of $75,000,500 and maturity date of 11/2/2021 (fully collateralized by: U.S. Treasuries (including strips), 0.50%-1.25%, due 8/31/2024-8/31/2027, valued at $76,500,035)	0.08	75,000,000	[d]	75,000,000

Bank of America Securities, OBFR+.02%, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at interest rate reset date of 8/2/2021 in the amount of $875,007,292 and maturity date of 11/2/2021 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-13.95%, due 3/15/2032-8/15/2057, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 2.00%-6.06%, due 1/25/2048-4/25/2051, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-20.41%, due 10/25/2021-3/25/2061, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%, due 12/25/2026, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.37%, due 7/25/2029, valued at $945,000,000)

	0.10	875,000,000	[d]	875,000,000

Bank of Montreal, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $645,002,688 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 1.78%-6.11%, due 2/15/2027-4/15/2049, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 1.50%-6.10%, due 2/15/2038-8/25/2051, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.04%-6.51%, due 1/25/2023-6/25/2051, Federal National Mortgage Association Agency Debentures and Agency Strips, 3.50%, due 11/1/2044, Federal National Mortgage Association Agency Mortgage-Backed Securities, 0.75%, due 11/25/2024, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.26%-6.67%, due 3/20/2040-12/20/2070, Government National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-6.00%, due 7/20/2039-7/20/2051, U.S. Treasuries (including strips), 0.00%, due 12/16/2021, valued at $689,450,953)

	0.05	645,000,000		645,000,000
Bank of Nova Scotia, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $100,000,417 (fully collateralized by: Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%, due 6/20/2051, valued at $102,000,425)	0.05	100,000,000		100,000,000

Canadian Imperial Bank of Commerce, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $400,020,222 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 1.97%-14.25%, due 8/15/2026-11/15/2048, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-6.25%, due 12/25/2035-7/25/2051, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-4.50%, due 4/1/2029-5/1/2051, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.59%-8.89%, due 12/25/2031-10/25/2060, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-4.00%, due 10/1/2027-7/1/2051, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.40%-6.12%, due 12/20/2027-9/16/2062, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-4.70%, due 1/15/2041-5/20/2069, valued at $417,333,797)

	0.02	400,000,000		400,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 54.3%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

Canadian Imperial Bank of Commerce, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $300,001,250 (fully collateralized by: Federal Home Loan Banks Agency Debentures and Agency Strips, 4.00%, due 8/9/2033, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 2.00%-6.25%, due 5/25/2050-7/25/2051, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-4.50%, due 5/1/2041-4/1/2051, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 1.50%-6.06%, due 2/25/2036-12/25/2050, Federal National Mortgage Association Agency Debentures and Agency Strips, 3.50%, due 5/1/2030, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-4.50%, due 3/1/2031-5/1/2051, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.40%-6.02%, due 4/20/2040-12/20/2048, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-4.54%, due 6/15/2037-5/20/2069, valued at $307,615,651)

	0.05	300,000,000	300,000,000

Canadian Imperial Bank of Commerce, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/6/2021 in the amount of $300,003,750 (fully collateralized by: Federal Home Loan Banks Agency Debentures and Agency Strips, 3.70%-3.75%, due 9/21/2028-2/14/2034, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-4.00%, due 3/15/2031-7/25/2050, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.15%-5.00%, due 1/1/2029-4/1/2050, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 2.00%, due 12/25/2050, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%, due 5/15/2030, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-5.00%, due 11/1/2029-7/1/2051, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.07%-4.67%, due 1/15/2041-5/20/2069, valued at $306,012,257)

	0.05	300,000,000	300,000,000

Canadian Imperial Bank of Commerce, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/6/2021 in the amount of $700,008,750 (fully collateralized by: Federal Home Loan Banks Agency Debentures and Agency Strips, 4.00%-4.03%, due 8/9/2033-9/27/2035, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.44%-14.25%, due 9/15/2030-9/15/2048, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-6.25%, due 7/15/2032-3/25/2051, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-4.00%, due 4/1/2029-7/1/2051, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.59%-12.17%, due 6/25/2023-7/25/2059, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%-5.00%, due 3/23/2028-7/1/2045, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-5.50%, due 8/1/2028-7/1/2051, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 1.10%-6.02%, due 11/20/2042-1/16/2062, Government National Mortgage Association Agency Mortgage-Backed Securities, 1.91%-5.00%, due 1/15/2041-8/20/2069, U.S. Treasuries (including strips), 0.25%, due 11/15/2023, valued at $722,915,246)

	0.05	700,000,000	700,000,000
Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $550,002,292 (fully collateralized by: U.S. Treasuries (including strips), 0.75%-4.75%, due 5/15/2040-2/15/2045, valued at $561,000,046)	0.05	550,000,000	550,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 54.3%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $250,001,041 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-2.50%, due 5/15/2037-2/15/2045, valued at $255,000,105)	0.05	250,000,000	250,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $193,000,804 (fully collateralized by: U.S. Treasuries (including strips), 0.25%-1.75%, due 5/15/2023-2/28/2026, valued at $196,860,017)	0.05	193,000,000	193,000,000

Daiwa Capital Markets America, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $1,200,005,000 (fully collateralized by: Federal Farm Credit Bank Agency Debentures and Agency Strips, 0.06%, due 1/30/2023, Federal Home Loan Banks Agency Debentures and Agency Strips, 1.25%, due 6/9/2028, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.50%-6.50%, due 9/1/2028-7/1/2051, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%, due 7/25/2023, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%, due 10/27/2021, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.77%-6.00%, due 8/1/2024-7/1/2051, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-5.00%, due 2/20/2031-7/20/2051, U.S. Treasuries (including strips), 0.00%-7.63%, due 7/31/2021-5/31/2028, valued at $1,224,000,000)

	0.05	1,200,000,000	1,200,000,000
Deutsche Bank Securities, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $1,150,004,791 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.63%, due 1/15/2022-2/15/2051, valued at $1,173,000,038)	0.05	1,150,000,000	1,150,000,000
DNB Bank, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $400,001,667 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-4.38%, due 10/31/2021-2/15/2038, valued at $408,000,014)	0.05	400,000,000	400,000,000
Federal Reserve Bank of New York, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $36,300,151,250 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.63%, due 8/31/2022-8/15/2050, valued at $36,300,151,256)	0.05	36,300,000,000	36,300,000,000
HSBC Securities USA, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $150,000,625 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.41%-4.50%, due 6/1/2029-7/1/2047, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.26%-5.00%, due 4/1/2029-9/1/2050, Tennessee Valley Authority Agency Debentures and Agency Strips, 0.00%-0.00%, due 1/15/2037-12/15/2042, valued at $153,000,000)	0.05	150,000,000	150,000,000
HSBC Securities USA, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $520,002,166 (fully collateralized by: Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-4.50%, due 8/20/2047-7/20/2051, valued at $530,400,000)	0.05	520,000,000	520,000,000
ING Financial Markets, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $250,001,041 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-4.50%, due 7/1/2036-5/1/2051, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-4.50%, due 6/1/2027-5/1/2058, valued at $255,000,000)	0.05	250,000,000	250,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 54.3%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
JP Morgan Securities, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $350,001,458 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-7.50%, due 1/1/2024-7/1/2051, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.93%-7.50%, due 11/1/2024-7/1/2051, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%, due 6/20/2051, valued at $357,000,000)	0.05	350,000,000		350,000,000
JP Morgan Securities, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/6/2021 in the amount of $1,000,013,888 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-2.50%, due 10/14/2021-5/31/2026, valued at $1,020,000,005)	0.05	1,000,000,000		1,000,000,000
JP Morgan Securities, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/4/2021 in the amount of $1,500,014,583 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.50%, due 2/15/2022-2/28/2025, valued at $1,530,000,058)	0.05	1,500,000,000		1,500,000,000
JP Morgan Securities, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/6/2021 in the amount of $500,030,555 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.00%, due 2/28/2023-2/28/2026, valued at $510,000,086)	0.05	500,000,000		500,000,000
JP Morgan Securities, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/6/2021 in the amount of $1,000,076,389 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.63%, due 9/23/2021-11/30/2025, valued at $1,020,000,014)	0.06	1,000,000,000		1,000,000,000

JP Morgan Securities, 1 Month SOFR +.01%, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at interest rate reset date of 8/2/2021 in the amount of $840,037,800 and maturity date of 8/6/2021 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-4.50%, due 11/15/2032-1/25/2051, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-7.50%, due 5/1/2025-7/1/2051, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%-6.01%, due 5/1/2027-9/1/2047, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-7.50%, due 11/1/2022-4/1/2059, Government National Mortgage Association Agency Mortgage-Backed Securities, 0.00%-6.50%, due 5/20/2032-7/15/2062, valued at $856,800,000)

	0.06	840,000,000	[b]	840,000,000
JP Morgan Securities, 1 Month SOFR +.03%, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at interest rate reset date of 8/2/2021 in the amount of $350,024,889 and maturity date of 8/25/2021 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-2.63%, due 8/31/2021-3/31/2025, valued at $357,000,073)	0.08	350,000,000	[d]	350,000,000

JP Morgan Securities, 1 Month SOFR +.02%, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at interest rate reset date of 8/2/2021 in the amount of $500,026,250 and maturity date of 10/29/2021 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 4.00%, due 11/15/2047, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%-6.00%, due 12/1/2037-6/1/2051, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.90%-5.50%, due 7/1/2027-7/1/2051, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-3.50%, due 9/20/2049-6/20/2051, valued at $510,000,000)

	0.07	500,000,000	[d]	500,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 54.3%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Mizuho Securities USA, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $500,002,083 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-0.00%, due 9/14/2021-6/16/2022, valued at $510,000,053)	0.05	500,000,000	500,000,000
MUFG Securities (Canada), Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $250,001,041 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-4.38%, due 8/15/2022-2/15/2050, valued at $255,000,000)	0.05	250,000,000	250,000,000
MUFG Securities (Canada), Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $1,450,006,042 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%-4.50%, due 12/1/2040-7/1/2051, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-4.00%, due 3/1/2036-7/1/2051, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-3.50%, due 5/20/2047-6/20/2051, valued at $1,479,000,000)	0.05	1,450,000,000	1,450,000,000
Natixis, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $1,000,004,167 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.63%, due 9/9/2021-5/15/2051, valued at $1,020,000,018)	0.05	1,000,000,000	1,000,000,000
Nomura Securities International, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $1,400,005,833 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-6.25%, due 8/15/2021-5/15/2051, valued at $1,428,000,000)	0.05	1,400,000,000	1,400,000,000

Nomura Securities International, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $1,000,004,167 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.38%-0.38%, due 4/20/2023-5/5/2023, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.50%-8.00%, due 1/1/2025-7/1/2051, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%-0.75%, due 8/25/2025-10/8/2027, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-7.37%, due 5/1/2025-7/1/2051, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.00%, due 6/20/2025-10/20/2069, valued at $1,020,000,000)

	0.05	1,000,000,000	1,000,000,000
Prudential Insurance Company of America, dated 7/30/2021, due at 8/2/2021 in the amount of $51,454,008 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-0.00%, due 11/15/2035-2/15/2043, valued at $52,482,825)	0.06	51,453,750	51,453,750
Prudential Legacy Insurance Company of New Jersey, dated 7/30/2021, due at 8/2/2021 in the amount of $233,001,165 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-0.00%, due 11/15/2037-2/15/2045, valued at $237,660,000)	0.06	233,000,000	233,000,000
RBC Dominion Securities, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $170,000,071 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-2.75%, due 8/26/2021-5/15/2025, valued at $173,400,088)	0.01	170,000,000	170,000,000
RBC Dominion Securities, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $1,200,005,000 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.00%, due 10/31/2021-11/30/2025, valued at $1,224,000,078)	0.05	1,200,000,000	1,200,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 54.3%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

Royal Bank of Canada, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $1,950,008,125 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-23.28%, due 5/15/2027-8/15/2057, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 2.00%-6.00%, due 10/15/2037-8/25/2051, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-13.68%, due 11/25/2027-11/25/2059, Federal National Mortgage Association Agency Debentures and Agency Strips, 3.00%-5.86%, due 8/1/2042-4/1/2044, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-22.46%, due 4/16/2037-7/20/2051, valued at $2,104,350,393)

	0.05	1,950,000,000	1,950,000,000

Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $300,001,250 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-4.50%, due 3/1/2049-2/1/2051, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.79%-1.09%, due 3/25/2037-11/25/2039, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-3.50%, due 12/1/2042-11/1/2046, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.20%-0.43%, due 7/20/2034-4/20/2037, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-4.00%, due 1/20/2026-6/20/2051, U.S. Treasuries (including strips), 0.13%-8.00%, due 9/30/2021-2/15/2051, valued at $306,000,026)

	0.05	300,000,000	300,000,000

Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/3/2021 in the amount of $1,000,009,722 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.74%-1.09%, due 9/15/2022-8/15/2038, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-5.34%, due 11/1/2030-7/1/2051, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.79%-1.09%, due 5/25/2023-11/25/2039, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-3.50%, due 9/1/2046-9/1/2050, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.23%-0.64%, due 3/16/2033-5/20/2037, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.13%-5.00%, due 4/20/2026-6/20/2051, U.S. Treasuries (including strips), 0.00%-8.00%, due 8/31/2021-5/15/2050, valued at $1,020,000,310)

	0.05	1,000,000,000	1,000,000,000
UBS Securities, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $300,001,250 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-8.00%, due 7/31/2021-5/15/2051, valued at $306,000,026)	0.05	300,000,000	300,000,000
Wells Fargo Securities, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $400,001,667 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-2.13%, due 2/15/2040-2/15/2051, valued at $408,000,092)	0.05	400,000,000	400,000,000

Dreyfus Government Cash Management(continued)
Repurchase Agreements - 54.3%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Wells Fargo Securities, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $300,001,500 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.82%-3.06%, due 9/1/2035-1/1/2050, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.43%-6.00%, due 9/1/2028-9/1/2050, valued at $306,000,000)	0.06	300,000,000	300,000,000
Total Repurchase Agreements (cost $64,015,453,750)			64,015,453,750
Total Investments (cost $116,122,307,645)		98.5%	116,122,307,645
Cash and Receivables (Net)		1.5%	1,740,420,137
Net Assets		100.0%	117,862,727,782

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Illiquid security; investment has a put feature and a variable or floating rate. Security description also includes the reference rate and spread if published and available. The interest rate shown is the current rate as of July 31, 2021 and changes periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At July 31, 2021, these securities amounted to $1,800,000,000 or 1.53% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	54.3
U.S. Treasury Securities	31.5
U.S. Government Agencies Obligations	12.7
98.5

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Securities Cash Management
U.S. Government Agencies Obligations - 26.1%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
8/26/2021	0.02	10,000,000	[a]	9,999,861
8/31/2021	0.02	8,000,000	[a]	7,999,867
8/2/2021, 3 Month SOFR +.06%	0.11	25,000,000	[b]	25,000,000
8/2/2021, 3 Month SOFR +.08%	0.13	33,000,000	[b]	33,000,000
8/2/2021, 3 Month U.S. T-BILL +.17%	0.22	125,000,000	[b]	124,993,642
8/2/2021, 3 Month SOFR +.20%	0.25	65,000,000	[b]	65,000,000
Federal Home Loan Banks:
8/2/2021, 3 Month SOFR +.04%	0.09	5,000,000	[b]	5,000,000
8/2/2021, 3 Month SOFR +.04%	0.09	100,000,000	[b]	100,000,000
8/2/2021, 3 Month SOFR +.06%	0.11	25,000,000	[b]	25,000,000
8/2/2021, 3 Month SOFR +.07%	0.12	50,000,000	[b]	50,000,000
8/2/2021, 3 Month SOFR +.08%	0.13	25,000,000	[b]	25,000,000
8/2/2021, 3 Month SOFR +.08%	0.13	50,000,000	[b]	50,000,000
8/4/2021	0.02	50,000,000	[a]	49,999,917
8/9/2021	0.02	60,000,000		59,999,996
8/20/2021	0.04	100,000,000	[a]	99,997,889
8/25/2021	0.04	184,666,000	[a]	184,661,691
9/17/2021	0.04	100,000,000	[a]	99,994,647
11/5/2021	0.05	50,000,000	[a]	49,993,333
1/25/2022	0.05	42,000,000		41,999,465
Total U.S. Government Agencies Obligations (cost $1,107,640,308)				1,107,640,308
U.S. Cash Management Bills - 45.8%
8/3/2021	0.05	100,000,000	[a]	99,999,750
8/10/2021	0.02	203,125,000	[a]	203,123,981
8/17/2021	0.04	400,000,000	[a]	399,992,889
8/24/2021	0.04	306,000,000	[a]	305,992,672
8/31/2021	0.05	198,000,000	[a]	197,992,575
9/7/2021	0.04	265,000,000	[a]	264,990,313
9/21/2021	0.04	389,000,000	[a]	388,978,098
10/19/2021	0.05	80,000,000	[a]	79,992,100
Total U.S. Cash Management Bills (cost $1,941,062,378)				1,941,062,378
U.S. Treasury Bills - 21.6%
8/12/2021	0.04	212,000,000	[a]	211,997,200
8/26/2021	0.01	28,115,000	[a]	28,114,785
9/2/2021	0.04	200,000,000	[a]	199,992,711
9/23/2021	0.04	50,000,000	[a]	49,997,056
9/30/2021	0.05	100,000,000	[a]	99,991,667
10/21/2021	0.04	50,000,000	[a]	49,995,500
11/4/2021	0.04	100,000,000	[a]	99,990,764
11/18/2021	0.03	30,000,000	[a]	29,997,275
12/23/2021	0.06	80,000,000	[a]	79,982,400
12/30/2021	0.06	50,000,000	[a]	49,988,465
1/6/2022	0.05	18,000,000	[a]	17,996,050
Total U.S. Treasury Bills (cost $918,043,873)				918,043,873
U.S. Treasury Floating Rate Notes - 6.2%
8/3/2021, 3 Month U.S. T-BILL +.03%	0.08	50,000,000	[b]	50,000,884
8/3/2021, 3 Month U.S. T-BILL +.05%	0.10	50,000,000	[b]	50,010,650
8/3/2021, 3 Month U.S. T-BILL +.06%	0.11	100,000,000	[b]	99,990,517

Dreyfus Government Securities Cash Management(continued)
U.S. Treasury Floating Rate Notes - 6.2%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
8/3/2021, 3 Month U.S. T-BILL +.15%	0.20	50,000,000	[b]	49,998,453
8/3/2021, 3 Month U.S. T-BILL +.30%	0.35	15,000,000	[b]	15,003,902
Total U.S. Treasury Floating Rate Notes (cost $265,004,406)				265,004,406
Total Investments (cost $4,231,750,965)		99.7%		4,231,750,965
Cash and Receivables (Net)		.3%		10,763,488
Net Assets		100.0%		4,242,514,453

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	73.6
U.S. Government Agencies Obligations	26.1
99.7

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Treasury Obligations Cash Management
U.S. Cash Management Bills - 6.6%	Annualized Yield (%)	Principal Amount ($)		Value ($)
8/10/2021	0.04	993,200,000	[a]	993,191,268
8/17/2021	0.03	500,000,000	[a]	499,994,444
11/9/2021	0.05	260,000,000	[a]	259,963,889
11/30/2021	0.05	200,000,000	[a]	199,966,944
Total U.S. Cash Management Bills (cost $1,953,116,545)				1,953,116,545
U.S. Treasury Bills - 17.3%
8/5/2021	0.07	250,000,000	[a]	249,998,194
8/19/2021	0.01	50,000,000	[a]	49,999,675
8/26/2021	0.01	500,000,000	[a]	499,995,660
9/14/2021	0.05	79,350,000	[a]	79,345,151
9/30/2021	0.05	500,000,000	[a]	499,958,333
10/7/2021	0.05	300,000,000	[a]	299,972,083
10/28/2021	0.04	150,000,000	[a]	149,987,167
11/4/2021	0.04	330,000,000	[a]	329,969,521
11/12/2021	0.03	350,000,000	[a]	349,969,958
11/18/2021	0.03	230,000,000	[a]	229,979,108
11/26/2021	0.03	359,000,000	[a]	358,964,998
12/2/2021	0.04	280,000,000	[a]	279,966,518
12/9/2021	0.04	300,000,000	[a]	299,956,667
12/16/2021	0.04	300,000,000	[a]	299,954,333
12/23/2021	0.06	200,000,000	[a]	199,956,000
1/6/2022	0.05	206,230,000	[a]	206,184,744
1/13/2022	0.05	700,000,000	[a]	699,839,583
Total U.S. Treasury Bills (cost $5,083,997,693)				5,083,997,693
U.S. Treasury Floating Rate Notes - 17.9%
8/3/2021, 3 Month U.S. T-BILL +.03%	0.08	300,000,000	[b]	300,006,565
8/3/2021, 3 Month U.S. T-BILL +.03%	0.08	850,000,000	[b]	850,038,015
8/3/2021, 3 Month U.S. T-BILL +.05%	0.10	1,584,000,000	[b]	1,584,202,853
8/3/2021, 3 Month U.S. T-BILL +.06%	0.11	790,000,000	[b]	790,058,114
8/3/2021, 3 Month U.S. T-BILL +.11%	0.16	700,000,000	[b]	700,051,244
8/3/2021, 3 Month U.S. T-BILL +.15%	0.20	824,790,000	[b]	824,703,479
8/3/2021, 3 Month U.S. T-BILL +.30%	0.35	223,000,000	[b]	223,033,812
Total U.S. Treasury Floating Rate Notes (cost $5,272,094,082)				5,272,094,082
U.S. Treasury Notes - 1.8%
8/31/2021	1.13	125,000,000		125,109,141
10/31/2021	1.25	396,000,000		397,135,606
Total U.S. Treasury Notes (cost $522,244,747)				522,244,747
Repurchase Agreements - 51.1%
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $1,070,004,458 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-4.38%, due 10/31/2021-8/15/2049, valued at $1,091,400,014)	0.05	1,070,000,000		1,070,000,000
Bank of America Securities, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $500,002,083 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-0.63%, due 1/15/2022-7/15/2031, valued at $510,000,001)	0.05	500,000,000		500,000,000

Dreyfus Treasury Obligations Cash Management(continued)
Repurchase Agreements - 51.1%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
Barclays Bank, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $425,001,771 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-3.38%, due 1/15/2023-2/15/2050, valued at $433,500,005)	0.05	425,000,000		425,000,000
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $900,003,750 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-6.63%, due 10/31/2021-2/15/2050, valued at $918,000,006)	0.05	900,000,000		900,000,000
Canadian Imperial Bank of Commerce, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/6/2021 in the amount of $550,015,125 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-3.63%, due 4/30/2022-11/15/2050, valued at $561,000,022)	0.06	550,000,000		550,000,000
Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $500,002,083 (fully collateralized by: U.S. Treasuries (including strips), 0.63%-6.00%, due 2/15/2026-11/15/2047, valued at $510,000,076)	0.05	500,000,000		500,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $519,002,163 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-2.88%, due 1/31/2023-8/15/2028, valued at $529,380,017)	0.05	519,000,000		519,000,000
Deutsche Bank Securities, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $200,000,834 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.63%, due 1/15/2022-2/15/2051, valued at $204,000,007)	0.05	200,000,000		200,000,000
Federal Reserve Bank of New York, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $6,600,027,500 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.75%, due 2/15/2024-11/15/2049, valued at $6,600,027,527)	0.05	6,600,000,000		6,600,000,000
ING Financial Markets, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $75,000,312 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.38%, due 11/4/2021-8/15/2050, valued at $76,500,000)	0.05	75,000,000		75,000,000
JP Morgan Securities, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $450,001,875 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-2.88%, due 9/23/2021-1/31/2026, valued at $459,000,055)	0.05	450,000,000		450,000,000
JP Morgan Securities, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/3/2021 in the amount of $500,004,861 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-2.88%, due 7/31/2021-7/31/2025, valued at $510,000,095)	0.05	500,000,000		500,000,000
JP Morgan Securities, 1 Month SOFR +.03%, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at interest rate reset date of 8/2/2021 in the amount of $150,010,666 and maturity date of 8/25/2021 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.13%, due 8/10/2021-4/15/2026, valued at $153,000,029)	0.08	150,000,000	[c]	150,000,000
JP Morgan Securities, 1 Month SOFR +.03%, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at interest rate reset date of 8/2/2021 in the amount of $500,035,556 and maturity date of 8/25/2021 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-8.13%, due 8/5/2021-8/15/2025, valued at $510,000,018)	0.08	500,000,000	[c]	500,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Treasury Obligations Cash Management(continued)
Repurchase Agreements - 51.1%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
MUFG Securities (Canada), Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $100,000,417 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.00%, due 2/15/2022-2/15/2050, valued at $102,000,027)	0.05	100,000,000	100,000,000
Nomura Securities International, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $600,002,500 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.25%, due 8/15/2021-2/15/2051, valued at $612,000,000)	0.05	600,000,000	600,000,000
Prudential Insurance Company of America, dated 7/30/2021, due at 8/2/2021 in the amount of $52,275,261 (fully collateralized by: U.S. Treasuries (including strips), 0.00%, due 5/15/2030, valued at $53,320,500)	0.06	52,275,000	52,275,000
Prudential Legacy Insurance Company of New Jersey, dated 7/30/2021, due at 8/2/2021 in the amount of $228,363,642 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-0.00%, due 5/15/2037-2/15/2045, valued at $232,929,750)	0.06	228,362,500	228,362,500
RBC Dominion Securities, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $800,003,333 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.00%, due 2/28/2022-11/30/2025, valued at $816,000,048)	0.05	800,000,000	800,000,000
TD Securities (USA), Tri-Party Agreement thru BNY Mellon, dated 7/30/2021, due at 8/2/2021 in the amount of $300,001,250 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.63%, due 1/15/2022-2/15/2041, valued at $306,000,057)	0.05	300,000,000	300,000,000
Total Repurchase Agreements (cost $15,019,637,500)			15,019,637,500
Total Investments (cost $27,851,090,567)		94.7%	27,851,090,567
Cash and Receivables (Net)		5.3%	1,570,709,630
Net Assets		100.0%	29,421,800,197

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

c Illiquid security; investment has a put feature and a variable or floating rate. Security description also includes the reference rate and spread if published and available. The interest rate shown is the current rate as of July 31, 2021 and changes periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At July 31, 2021, these securities amounted to $650,000,000 or 2.21% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	51.1
U.S. Treasury Securities	43.6
94.7

† Based on net assets.

See notes to financial statements.

Dreyfus Treasury Securities Cash Management
U.S. Cash Management Bills - 35.9%	Annualized Yield (%)	Principal Amount ($)		Value ($)
8/3/2021	0.04	911,000,000	[a]	910,997,928
8/10/2021	0.03	2,975,000,000	[a]	2,974,977,938
8/17/2021	0.04	2,857,000,000	[a]	2,856,955,958
8/24/2021	0.04	3,492,000,000	[a]	3,491,915,568
8/31/2021	0.03	677,000,000	[a]	676,982,113
9/7/2021	0.01	1,400,000,000	[a]	1,399,962,750
9/21/2021	0.04	350,000,000	[a]	349,980,167
10/19/2021	0.04	273,000,000	[a]	272,976,037
10/26/2021	0.04	600,000,000	[a]	599,937,292
11/9/2021	0.05	810,600,000	[a]	810,487,417
11/23/2021	0.05	1,890,000,000	[a]	1,889,700,746
11/30/2021	0.05	900,000,000	[a]	899,851,250
Total U.S. Cash Management Bills (cost $17,134,725,164)				17,134,725,164
U.S. Treasury Bills - 50.9%
8/5/2021	0.03	1,951,000,000	[a]	1,950,994,415
8/12/2021	0.01	1,793,000,000	[a]	1,792,993,989
8/19/2021	0.03	1,830,802,000	[a]	1,830,776,737
8/26/2021	0.04	1,199,700,000	[a]	1,199,664,920
9/2/2021	0.04	1,800,000,000	[a]	1,799,934,222
9/9/2021	0.03	190,000,000	[a]	189,994,854
9/14/2021	0.03	1,550,000,000	[a]	1,549,943,013
9/16/2021	0.06	137,000,000	[a]	136,990,372
9/23/2021	0.04	1,510,000,000	[a]	1,509,903,717
9/30/2021	0.05	1,230,000,000	[a]	1,229,901,333
10/7/2021	0.01	31,000,000	[a]	30,999,423
10/14/2021	0.01	75,000,000	[a]	74,998,458
10/21/2021	0.04	1,400,000,000	[a]	1,399,862,750
10/28/2021	0.05	2,977,110,000	[a]	2,976,785,625
11/4/2021	0.03	600,000,000	[a]	599,947,882
11/18/2021	0.03	1,190,000,000	[a]	1,189,905,155
11/26/2021	0.03	650,000,000	[a]	649,936,625
12/2/2021	0.04	500,000,000	[a]	499,940,210
12/16/2021	0.04	500,000,000	[a]	499,923,889
12/23/2021	0.06	900,000,000	[a]	899,802,000
12/30/2021	0.06	325,900,000	[a]	325,824,817
1/6/2022	0.05	225,000,000	[a]	224,950,625
1/13/2022	0.05	240,000,000	[a]	239,945,000
1/27/2022	0.05	1,500,000,000	[a]	1,499,627,083
Total U.S. Treasury Bills (cost $24,303,547,114)				24,303,547,114
U.S. Treasury Bonds - .2%
8/15/2021 (cost $81,252,873)	8.13	81,000,000		81,252,873
U.S. Treasury Floating Rate Notes - 13.5%
8/3/2021, 3 Month U.S. T-BILL +.03%	0.08	350,000,000	[b]	350,004,293
8/3/2021, 3 Month U.S. T-BILL +.03%	0.08	1,475,020,000	[b]	1,475,100,781
8/3/2021, 3 Month U.S. T-BILL +.05%	0.10	1,610,000,000	[b]	1,610,205,401
8/3/2021, 3 Month U.S. T-BILL +.06%	0.11	295,000,000	[b]	294,980,847
8/3/2021, 3 Month U.S. T-BILL +.11%	0.16	1,500,000,000	[b]	1,500,000,000
8/3/2021, 3 Month U.S. T-BILL +.15%	0.20	600,000,000	[b]	599,931,374

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Treasury Securities Cash Management(continued)
U.S. Treasury Floating Rate Notes - 13.5%(continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
8/3/2021, 3 Month U.S. T-BILL +.30%	0.35	635,000,000	[b]	635,113,119
Total U.S. Treasury Floating Rate Notes (cost $6,465,335,815)				6,465,335,815
U.S. Treasury Notes - 1.1%
8/31/2021	1.50	164,114,000		164,305,358
10/15/2021	2.88	250,000,000		251,442,928
10/31/2021	1.25	100,000,000		100,293,712
Total U.S. Treasury Notes (cost $516,041,998)				516,041,998
Total Investments (cost $48,500,902,964)		101.6%		48,500,902,964
Liabilities, Less Cash and Receivables		(1.6%)		(741,673,945)
Net Assets		100.0%		47,759,229,019

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	101.6
101.6

† Based on net assets.

See notes to financial statements.

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Commercial Paper - 4.8%
Collateralized Commercial Paper FLEX	0.21	5/23/2022	60,000,000	[a]	59,905,950
Collateralized Commercial Paper FLEX	0.27	1/7/2022	50,000,000	[a]	49,966,459
Collateralized Commercial Paper FLEX	0.31	1/3/2022	80,000,000	[a]	79,949,760
Collateralized Commercial Paper V	0.18	2/24/2022	100,000,000	[a]	99,900,725
LMA Americas	0.18	8/6/2021	40,100,000	[a]	40,099,337
Total Asset-Backed Commercial Paper (cost $329,728,859)			329,822,231
Commercial Paper - 20.6%
ASB Finance (London)	0.22	6/6/2022	82,395,000	[a]	82,275,418
Bank of Nova Scotia	0.18	2/11/2022	86,600,000	[a]	86,542,479
BNG Bank	0.07	8/5/2021	75,000,000	[a]	74,999,188
Caisse Des Depots Et Consignations	0.20	1/12/2022	50,000,000	[a]	49,973,486
Mizuho Bank (Singapore)	0.14	12/2/2021	40,000,000	[a]	39,979,444
Mizuho Bank (Singapore)	0.20	11/10/2021	150,000,000	[a]	149,942,491
National Australia Bank, 1 Month SOFR +.17%	0.22	8/3/2021	50,000,000	[b,c]	50,018,428
Svenska Handelsbanken	0.18	11/12/2021	40,315,000	[a]	40,303,830
Svenska Handelsbanken, 3 Month LIBOR +.04%	0.20	8/9/2021	120,000,000	[b,c]	120,001,543
Svenska Handelsbanken, 3 Month LIBOR +.05%	0.23	8/2/2021	130,000,000	[b,c]	130,000,000
Swedbank	0.18	4/18/2022	71,525,000	[a]	71,436,508
Swedbank	0.18	8/9/2021	200,000,000	[a]	199,996,944
Swedbank	0.18	4/20/2022	70,000,000	[a]	69,912,220
The Toronto-Dominion Bank, 3 Month EFFR +.13%	0.23	8/3/2021	160,000,000	[b,c]	160,029,093
Westpac Banking	0.23	4/1/2022	100,000,000	[a]	99,908,125
Total Commercial Paper (cost $1,425,084,900)			1,425,319,197
Negotiable Bank Certificates of Deposit - 19.7%
Bank of Montreal, 3 Month SOFR +.16%	0.21	8/2/2021	80,000,000	[b]	80,015,125
Bank of Montreal, 3 Month SOFR +.16%	0.21	8/2/2021	100,000,000	[b]	100,028,928
Bank of Montreal, 3 Month SOFR +.17%	0.22	8/2/2021	100,000,000	[b]	100,036,209
Bank of Nova Scotia	0.20	7/21/2022	17,625,000		17,624,824
Bank of Nova Scotia, 3 Month SOFR +.18%	0.23	8/2/2021	100,000,000	[b]	100,039,727
Canadian Imperial Bank of Commerce, 1 Month SOFR +.18%	0.23	8/2/2021	97,000,000	[b]	97,041,082
Mizuho Bank	0.13	12/8/2021	150,000,000		150,005,989
MUFG Bank	0.19	10/8/2021	75,000,000		75,015,740
Sumitomo Mitsui Banking Corp.	0.13	12/1/2021	200,000,000		200,002,736
Sumitomo Mitsui Banking Corp.	0.17	2/1/2022	55,000,000		55,003,686
Sumitomo Mitsui Trust Bank	0.19	10/12/2021	50,000,000		50,009,756
Sumitomo Mitsui Trust Bank, 1 Month SOFR +.15%	0.20	8/2/2021	150,000,000	[b]	150,038,361
Sumitomo Mitsui Trust Bank	0.21	9/21/2021	50,000,000		50,008,608
Toronto-Dominion Bank, 3 Month BSBY +.05%	0.14	9/9/2021	20,000,000	[b]	19,996,000
Toronto-Dominion Bank, 3 Month EFFR +.16%	0.26	8/2/2021	120,000,000	[b]	120,079,776
Total Negotiable Bank Certificates of Deposit (cost $1,364,625,889)			1,364,946,547
Time Deposits - 36.9%
Australia & New Zealand Banking Group (Cayman)	0.08	8/2/2021	150,000,000		150,000,000
Credit Agricole (New York)	0.06	8/2/2021	251,000,000		251,000,000
DNB Bank (Cayman)	0.04	8/2/2021	220,000,000		220,000,000
ING Bank Amsterdam	0.10	8/3/2021	350,000,000		350,000,000
KBC Bank (New York)	0.05	8/2/2021	330,000,000		330,000,000
Nordea Bank (New York)	0.05	8/2/2021	340,000,000		340,000,000
NRW.Bank	0.06	8/5/2021	150,000,000		150,000,000
NRW.Bank	0.06	8/2/2021	200,000,000		200,000,000
Royal Bank of Canada (Toronto)	0.08	8/3/2021	350,000,000		350,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Time Deposits - 36.9% (continued)
Skandinaviska Enskilda Banken (New York)	0.05	8/2/2021	220,000,000		220,000,000
Total Time Deposits (cost $2,561,000,000)			2,561,000,000
U.S. Treasury Bills - 3.6%
U.S. Treasury Bills	0.03	10/28/2021	100,000,000	[a]	99,988,521
U.S. Treasury Bills	0.04	12/2/2021	150,000,000	[a]	149,978,395
Total U.S. Treasury Bills (cost $249,975,951)			249,966,916
Repurchase Agreements - 14.4%
Bank of America Securities, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021 due at maturity date in the amount of $100,001,500 (fully collateralized by: Equities, U.S. Treasuries (including strips), 1.25%-2.25%, due 5/15/2041-5/15/2050, valued at $102,363,843)	0.18	8/2/2021	100,000,000		100,000,000
Bank of America Securities, OBFR +.28%, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021 due at interest rate reset date of 8/2/2021 in the amount of $34,000,963 (fully collateralized by: Equities, U.S. Treasuries (including strips), 1.25%, due 5/31/2038, valued at $35,212,457)	0.34	9/3/2021	34,000,000	[d]	34,000,000
Bank of America Securities, OBFR +.40%, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021 due at interest rate reset date of 8/2/2021 in the amount of $18,000,690 (fully collateralized by: Corporate Debt Securities, 4.38%-10.25%, due 1/14/2022-12/1/2026, valued at $19,800,000)	0.46	9/3/2021	18,000,000	[d]	18,000,000
Bank of America Securities, OBFR +.40%, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021 due at interest rate reset date of 8/2/2021 in the amount of $170,006,800 (fully collateralized by: Corporate Debt Securities, 3.75%-12.25%, due 11/15/2022-5/4/2031, valued at $187,000,323)	0.48	9/3/2021	170,000,000	[d]	170,000,000

BMO Capital Markets, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021 due at maturity date in the amount of $60,000,900 (fully collateralized by: Asset-Backed Securities, 0.00%-5.25%, due 6/20/2024-6/25/2038, Corporate Debt Securities, 0.33%-15.50%, due 9/22/2021-1/1/2499, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 4.00%-4.50%, due 2/15/2047-6/15/2047, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 1.50%-3.00%, due 2/15/2038-6/25/2051, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 1.77%-6.06%, due 3/25/2047-6/25/2051, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%, due 12/1/2050, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.10%-6.52%, due 11/20/2033-7/20/2071, Private Label Collateralized Mortgage Obligations, 0.00%-5.99%, due 11/25/2036-1/18/2045, valued at $63,972,423)

	0.18	8/2/2021	60,000,000		60,000,000
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021 due at maturity date in the amount of $110,001,650 (fully collateralized by: Asset-Backed Securities, 0.00%-1.31%, due 10/18/2030-7/20/2034, Private Label Collateralized Mortgage Obligations, 0.32%-5.88%, due 2/27/2026-1/25/2066, valued at $113,300,000)	0.18	8/2/2021	110,000,000		110,000,000
BNP Paribas, OBFR +.26%, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021 due at interest rate reset date of 8/2/2021 in the amount of $18,000,320 (fully collateralized by: Asset-Backed Securities, 0.24%-0.64%, due 9/25/2035-11/25/2036, valued at $18,540,000)	0.32	9/3/2021	18,000,000	[d]	18,000,000

Dreyfus Cash Management
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 14.4% (continued)

Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021 due at maturity date in the amount of $340,004,533 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 1.51%-38.74%, due 2/25/2035-2/25/2049, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.22%-35.55%, due 4/18/2028-11/25/2048, Federal National Mortgage Association Agency Mortgage-Backed Securities, 0.05%-1.15%, due 11/25/2027-9/25/2044, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.15%-2.27%, due 4/16/2063-5/20/2071, valued at $367,200,610)

	0.16	8/2/2021	340,000,000	340,000,000
Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021 due at maturity date in the amount of $100,003,889 (fully collateralized by: Asset-Backed Securities, 0.24%-7.13%, due 1/2/2024-11/25/2046, Corporate Debt Securities, 0.25%-11.50%, due 11/15/2021-6/5/2115, Private Label Collateralized Mortgage Obligations, 1.06%-6.82%, due 6/20/2035-11/25/2059, valued at $108,393,409)	0.20	8/5/2021	100,000,000	100,000,000
Wells Fargo Securities, Tri-Party Agreement thru BNY Mellon, dated 7/30/2021 due at maturity date in the amount of $50,000,750 (fully collateralized by: Other Instrument (international debt), 0.50%-2.63%, due 7/1/2022-1/16/2024, valued at $52,500,795)	0.18	8/2/2021	50,000,000	50,000,000
Total Repurchase Agreements (cost $1,000,000,000)			1,000,000,000
Total Investments (cost $6,930,415,599)			100.0%	6,931,054,891
Liabilities, Less Cash and Receivables			.0%	(989,678)
Net Assets			100.0%	6,930,065,213

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities amounted to $460,049,064 or 6.64% of net assets.

d Illiquid security; investment has a put feature and a variable or floating rate. Security description also includes the reference rate and spread if published and available. The interest rate shown is the current rate as of July 31, 2021 and changes periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At July 31, 2021, these securities amounted to $240,000,000 or 3.46% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Banks	82.0
Repurchase Agreements	14.4
U.S. Treasury Securities	3.6
100.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt Cash Management
Short-Term Investments - 100.0%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 4.2%
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. B	0.08	8/6/2021	18,000,000	[a]	18,000,000
Alaska - .2%
Alaska Housing Finance Corp., Revenue Bonds, Ser. A	0.04	8/2/2021	1,035,000	[a]	1,035,000
California - 2.2%
Big Bear Lake, Revenue Bonds (Southwest Gas Holdings Project) (LOC; JP Morgan Chase Bank NA) Ser. A	0.03	8/6/2021	5,700,000	[a]	5,700,000
California Enterprise Development Authority, Revenue Bonds (Regional Properties Project) (LOC; City National Bank)	0.05	8/6/2021	3,500,000	[a,b]	3,500,000
				9,200,000
Colorado - .9%
Tender Option Bond Trust Receipts (Series 2018-XG0195), (Denver City & County, COP (Colorado Convention Center Project) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 6/1/2048	0.11	8/6/2021	3,615,000	[a,b,c]	3,615,000
Connecticut - .2%
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A2	0.03	8/6/2021	935,000	[a]	935,000
Florida - 7.1%
Florida Housing Finance Agency, Revenue Bonds (LOC; Northern Trust Company)	0.07	8/6/2021	5,000,000	[a]	5,000,000
Hillsborough County Capital Improvement, CP, Ser. A	0.10	8/26/2021	2,325,000		2,325,015
Hillsborough County Housing Finance Authority, Revenue Bonds (LOC; Truist Bank)	0.05	8/6/2021	4,695,000	[a]	4,695,000
Miami-Dade County, CP, Ser. A1	0.09	8/18/2021	1,442,000		1,442,000
Miami-Dade County, CP, Ser. A1	0.16	8/18/2021	5,000,000		5,000,110
Sunshine Government Financing Commission, CP, Ser. H	0.14	9/14/2021	9,000,000		9,000,635
Tender Option Bond Trust Receipts (Series 2020-XM0901), (Miami Dade County Transit System, Revenue Bonds, Ser. A), Trust Maturity Date 7/1/2049	0.06	8/6/2021	2,500,000	[a,b,c]	2,500,000
				29,962,760
Georgia - 8.5%
Gwinnett County Development Authority, Revenue Bonds (Goodwill of North Georgia Project) (LOC; Truist Bank)	0.10	8/6/2021	2,615,000	[a]	2,615,000
Macon Water Authority, Revenue Bonds, Refunding, Ser. B	0.06	8/6/2021	1,450,000	[a]	1,450,000
RBC Municipal Products Trust, Revenue Bonds (LOC; Royal Bank of Canada) Ser. E-107	0.07	8/6/2021	20,000,000	[a,b]	20,000,000
Tender Option Bond Trust Receipts (Series 2019-XG0256), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle 3&4 Project J Bonds) (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA)), Trust Maturity Date 1/1/2059	0.07	8/6/2021	5,500,000	[a,b,c]	5,500,000
Tender Option Bond Trust Receipts (Series 2019-XG0257), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle 3&4 Project) (Insured; Assured Guaranty Municipal Corp.) (LOC; Bank of America NA)), Trust Maturity Date 1/1/2044	0.07	8/6/2021	3,930,000	[a,b,c]	3,930,000

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Georgia - 8.5% (continued)
Tender Option Bond Trust Receipts (Series 2019-ZF0807), (Georgia Housing & Finance Authority, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 6/1/2026	0.06	8/6/2021	2,355,000	[a,b,c]	2,355,000
				35,850,000
Idaho - .8%
Idaho Housing & Finance Association, Revenue Bonds, Refunding, Ser. A3	0.05	8/6/2021	3,600,000	[a]	3,600,000
Illinois - 5.0%
Aurora II, Revenue Bonds, Refunding (Aurora University) (LOC; BMO Harris Bank NA)	0.03	8/6/2021	5,685,000	[a]	5,685,000
Chicago Midway International Airport, Revenue Bonds, Refunding (LOC; Barclays Bank) Ser. C	0.06	8/6/2021	5,000,000	[a]	5,000,000
Illinois Development Finance Authority, Revenue Bonds (North Shore Senior Center Project) (LOC; JPMorgan Chase Bank NA)	0.06	8/6/2021	4,100,000	[a]	4,100,000
Illinois Educational Facilities Authority, Revenue Bonds (Augustana College) (LOC; Harris Bank Joliet)	0.04	8/6/2021	3,390,000	[a]	3,390,000
Tender Option Bond Trust Receipts (Series 2020-XL0137), (Metropolitan Pier & Exposition Authority, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC) (Insured; Assured Guaranty Municipal Corp.)), Trust Maturity Date 6/15/2050	0.06	8/6/2021	3,095,000	[a,b,c]	3,095,000
				21,270,000
Indiana - 2.4%
Indiana Finance Authority, Revenue Bonds (Lease Appropriation Stadium Project) Ser. A5	0.04	8/2/2021	10,000,000	[a]	10,000,000
Kentucky - 1.9%
Tender Option Bond Trust Receipts (Series 2018-XG0189), (Fayette County School District Finance Corp., Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA)), Trust Maturity Date 11/1/2023	0.08	8/6/2021	7,880,000	[a,b,c]	7,880,000
Louisiana - .9%
Parish of St. Bernard, Revenue Bonds (ExxonMobil Oil)	0.03	8/2/2021	4,000,000	[a]	4,000,000
Maryland - 3.8%
Maryland Economic Development Corp., Revenue Bonds (Blind Industries & Services of Maryland Project) (LOC; Bank of America NA)	0.05	8/6/2021	3,375,000	[a]	3,375,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Stella Maris) (LOC; M&T Bank)	0.07	8/6/2021	8,500,000	[a,b]	8,500,000
Tender Option Bond Trust Receipts (Series 2018-XG0213), (Maryland Stadium Authority, Revenue Bonds (Baltimore City Public Schools) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 5/1/2046	0.07	8/6/2021	4,080,000	[a,b,c]	4,080,000
				15,955,000
Michigan - 6.4%
Michigan Strategic Fund, Revenue Bonds (The Kroger Company) (LOC; Bank of Tokyo-Mitsubishi UFJ)	0.06	8/6/2021	4,000,000	[a]	4,000,000
RIB Floaters Trust, Revenue Bonds, Refunding (LOC; Barclays Bank) (Insured; Build America Mutual) Ser. 2018-009	0.06	8/6/2021	2,000,000	[a,b]	2,000,000
Tender Option Bond Trust Receipts (Series 2018 XF0686), (Michigan Finance Authority, Revenue Bonds (Charter County of Wayne Criminal Justice Center) (Insured; State Aid Withholding) (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 11/1/2040	0.07	8/6/2021	10,500,000	[a,b,c]	10,500,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Michigan - 6.4% (continued)
Tender Option Bond Trust Receipts (Series 2018-ZF2716), (Michigan Housing Development Authority, Revenue Bonds (Liquidity Agreement; Morgan Stanley Bank)), Trust Maturity Date 10/1/2048	0.05	8/6/2021	4,820,000	[a,b,c]	4,820,000
Tender Option Bond Trust Receipts (Series 2020-XG0288), (Grand Rapids Michigan Water Supply Systems, Revenue Bonds (Liquidity Agreement; Credit Suisse)), Trust Maturity Date 2/1/2028	0.06	8/6/2021	5,815,000	[a,b,c]	5,815,000
				27,135,000
Missouri - 4.8%
RBC Municipal Products Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. C16	0.08	8/6/2021	14,000,000	[a,b]	14,000,000
Springfield Industrial Development Authority, Revenue Bonds (Abec Project) (LOC; GUARANTY BANK)	0.08	8/6/2021	3,715,000	[a]	3,715,000
Springfield Industrial Development Authority, Revenue Bonds (Abec Project) (LOC; GUARANTY BANK)	0.11	8/6/2021	1,310,000	[a]	1,310,000
The St. Louis Industrial Development Authority, Revenue Bonds (Minerva Place Apartments) (Liquidity Agreement; FHLMC)	0.07	8/6/2021	1,430,000	[a]	1,430,000
				20,455,000
Nebraska - 3.7%
Omaha Public Power District, CP	0.08	8/10/2021	3,500,000		3,500,046
Omaha Public Power District, CP	0.11	8/9/2021	5,000,000		5,000,096
Omaha Public Power District, CP, Ser. A	0.08	9/17/2021	7,000,000		7,000,000
				15,500,142
New Jersey - 1.1%
Tender Option Bond Trust Receipts (Series 2016-ZF0450), (Hudson County Improvement Authority, Revenue Bonds (Hudson County Vocational Technology School Project) (Insured; County Guaranteed)), Trust Maturity Date 5/1/2051	0.07	8/6/2021	4,875,000	[a,b,c]	4,875,000
New York - 6.5%
Albany Industrial Development Agency, Revenue Bonds (Renaissance Corp. of Albany Project) (LOC; M&T Bank)	0.07	8/6/2021	2,505,000	[a]	2,505,000
Metropolitan Transportation Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. A1	0.02	8/2/2021	1,300,000	[a]	1,300,000
New York City Capital Resources Corp., Revenue Bonds (WytheHotel Project) (LOC; M&T Bank)	0.24	8/6/2021	3,800,000	[a]	3,800,000
New York State Energy Research & Development Authority, Revenue Bonds (LOC; Mizuho Bank) Ser. C3	0.05	8/6/2021	3,000,000	[a]	3,000,000
Port Authority New York & New Jersey, CP, Ser. B	0.10	9/22/2021	3,240,000		3,240,000
Tender Option Bond Trust Receipts (Series 2018-XM0700), (Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Liquidity Agreement; Toronto-Dominion Bank)), Trust Maturity Date 2/15/2039	0.06	8/6/2021	3,520,000	[a,b,c]	3,520,000
Tender Option Bond Trust Receipts (Series 2020-XF0947), (New York State Power Authority, Revenue Bonds, Refunding (Liquidity Agreement; Toronto-Dominion Bank) Ser. A), Trust Maturity Date 11/15/2050	0.05	8/6/2021	6,250,000	[a,b,c]	6,250,000
Tompkins County Industrial Development Agency, Revenue Bonds (LOC; M&T Bank) Ser. A	0.07	8/6/2021	4,000,000	[a]	4,000,000
				27,615,000
North Carolina - 1.5%
North Carolina Capital Facilities Finance Agency, Revenue Bonds, Refunding (The Salem Academy & College Project) (LOC; Truist Bank)	0.10	8/6/2021	6,170,000	[a]	6,170,000

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
North Dakota - .5%
North Dakota Housing Finance Agency, Revenue Bonds, Ser. C	0.03	8/6/2021	2,025,000	[a]	2,025,000
Ohio - .7%
Tender Option Bond Trust Receipts (Series 2020-BAML5023), (Montgomery County Kettering Health Networking Obligated Group, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 8/1/2037	0.12	8/6/2021	3,000,000	[a,b,c]	3,000,000
Pennsylvania - 1.3%
Tender Option Bond Trust Receipts (Series 2020-XM0887), (Geisinger Health System Obligated Group, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. A), Trust Maturity Date 4/1/2028	0.09	8/6/2021	2,670,000	[a,b,c]	2,670,000
Tender Option Bond Trust Receipts (Series 2020-XM0888), (Geisinger Health System Obligated Group, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. A), Trust Maturity Date 4/1/2028	0.09	8/6/2021	2,670,000	[a,b,c]	2,670,000
				5,340,000
South Carolina - 2.2%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Brashier Charter Project) (LOC; Truist Bank)	0.04	8/6/2021	3,550,000	[a]	3,550,000
South Carolina Jobs-Economic Development Authority, Revenue Bonds (YMCA Coastal Carolina Project) (LOC; Wells Fargo Bank NA)	0.06	8/6/2021	2,180,000	[a]	2,180,000
South Carolina Public Services, CP, Ser. A	0.07	9/1/2021	3,500,000		3,500,000
				9,230,000
Tennessee - 3.9%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (Johnson Bible Project) (LOC; Home Federal Bank)	0.05	8/6/2021	1,970,000	[a]	1,970,000
Tender Option Bond Trust Receipts (Series 2018-ZF2677), (Tennessee Housing Development Agency, Revenue Bonds (Liquidity Agreement; Citibank NA)), Trust Maturity Date 7/1/2036	0.05	8/6/2021	2,700,000	[a,b,c]	2,700,000
Tennessee, CP	0.11	9/15/2021	12,000,000		12,000,000
				16,670,000
Texas - 20.9%
Harris County, CP, Ser. J1	0.14	9/28/2021	2,350,000		2,350,147
Harris County Metropolitan Transportation Authority, CP, Ser. A1	0.14	9/28/2021	2,500,000		2,500,000
Harris County Metropolitan Transportation Authority, CP, Ser. A3	0.14	9/28/2021	4,000,000		4,000,000
Houston, CP, Ser. E1	0.07	8/31/2021	5,000,000		5,000,000
Houston, CP, Ser. E2	0.15	8/18/2021	3,600,000		3,599,984
Lower Neches Valley Authority Industrial Development Corp., Revenue Bonds, Refunding (Exxon Mobil Project) Ser. B	0.03	8/2/2021	17,300,000	[a]	17,300,000
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	0.12	8/6/2021	7,000,000	[a]	7,000,000
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program) (SPA; Wells Fargo Bank NA) Ser. A	0.12	8/6/2021	15,560,000	[a]	15,560,000
San Antonio Water & Sewer, CP, Ser. A1	0.10	9/28/2021	5,000,000		5,000,078
San Antonio Water & Sewer, CP, Ser. A1	0.12	8/12/2021	5,000,000		5,000,137

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 20.9% (continued)
Tender Option Bond Trust Receipts (Series 2018-XM0698), (Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Liquidity Agreement; Credit Suisse)), Trust Maturity Date 8/15/2024	0.06	8/6/2021	4,585,000	[a,b,c]	4,585,000
Tender Option Bond Trust Receipts (Series 2021-XF1229), (Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A), Trust Maturity Date 2/15/2029	0.05	8/6/2021	7,215,000	[a,b,c]	7,215,000
Texas, GO	0.04	8/6/2021	5,500,000	[a]	5,500,000
Texas, GO, Refunding, Ser. B	5.00	8/1/2021	700,000		700,000
Texas, GO, Ser. C	0.04	8/6/2021	3,410,000	[a]	3,410,000
				88,720,346
Virginia - 1.6%
Lynchburg Economic Development Authority, Revenue Bonds, Refunding (Centra Health Obligated Group) (LOC; Truist Bank) Ser. C	0.10	8/6/2021	1,000,000	[a]	1,000,000
Tender Option Bond Trust Receipts (Series 2019-ZF0800), (Virginia Housing Development Authority, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 8/1/2025	0.06	8/6/2021	2,280,000	[a,b,c]	2,280,000
Tender Option Bond Trust Receipts (Series 2020-ZF0997), (Hampton Roads Transportation Accountability Commission, Revenue Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 7/1/2060	0.05	8/6/2021	1,215,000	[a,b,c]	1,215,000
Tender Option Bond Trust Receipts (Series 2020-ZF0999), (Hampton Roads Transportation Accountability Commission, Revenue Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 7/1/2060	0.05	8/6/2021	2,270,000	[a,b,c]	2,270,000
				6,765,000
Washington - 3.5%
Port of Seattle, CP	0.10	10/5/2021	3,590,000		3,589,937
Tender Option Bond Trust Receipts (Series 2018-XM0681), (Washington State Convention Public Facilities District, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 7/1/2048	0.06	8/6/2021	6,000,000	[a,b,c]	6,000,000
Tender Option Bond Trust Receipts (Series 2020-XL0141), (King County Housing Authority, Revenue Bonds, Refunding (Liquidity Agreement; Wells Fargo Bank NA)), Trust Maturity Date 6/1/2040	0.05	8/6/2021	5,300,000	[a,b,c]	5,300,000
				14,889,937
Wisconsin - 3.3%
Tender Option Bond Trust Receipts (Series 2020-XL0147), (Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A), Trust Maturity Date 6/1/2045	0.06	8/6/2021	5,320,000	[a,b,c]	5,320,000
Tender Option Bond Trust Receipts (Series 2020-XL0148), (Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A), Trust Maturity Date 6/1/2045	0.06	8/6/2021	2,250,000	[a,b,c]	2,250,000

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Wisconsin - 3.3% (continued)
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Ser. B	0.03	8/6/2021	6,455,000	[a] 6,455,000
			14,025,000
Total Investments (cost $423,717,000)			100.0%	423,718,185
Liabilities, Less Cash and Receivables			(0.0%)	(36,590)
Net Assets			100.0%	423,681,595

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities amounted to $164,210,000 or 38.76% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
General	14.8
Development	13.4
Power	12.1
Education	8.2
Multifamily Housing	7.7
Medical	7.4
School District	5.3
Government	5.1
Single Family Housing	4.5
Pollution	4.1
Water	4.1
Facilities	3.4
General Obligation	3.4
Transportation	2.7
Nursing Homes	2.0
Airport	1.2
Housing	.6
100.0

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-Bill	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2021 (Unaudited)

	Dreyfus Government Cash Management		Dreyfus Government Securities Cash Management	Dreyfus Treasury Obligations Cash Management		Dreyfus Treasury Securities Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	116,122,307,645	††	4,231,750,965	27,851,090,567	††	48,500,902,964
Cash	2,144,952,502		1,847,278	1,003,220,097		2,201,301
Receivable for investment securities sold	1,216,408,000		5,000,000	1,060,000,000		1,245,000,000
Receivable for shares of Beneficial Interest subscribed	51,510,787		4,002,242	1,266,018		16,890,297
Interest receivable	27,073,432		232,317	8,403,697		9,386,826
Prepaid expenses	768,973		79,280	236,526		315,181
	119,563,021,339		4,242,912,082	29,924,216,905		49,774,696,569
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)	3,644,385		188,084	1,417,497		1,709,146
Payable for investment securities purchased	1,660,868,958		-	499,974,826		1,979,541,753
Payable for shares of Beneficial Interest redeemed	32,979,939		96,265	799,280		33,248,072
Trustees’ fees and expenses payable	49,926		4,733	11,593		24,363
Other accrued expenses	2,750,349		108,547	213,512		944,216
	1,700,293,557		397,629	502,416,708		2,015,467,550
Net Assets ($)	117,862,727,782		4,242,514,453	29,421,800,197		47,759,229,019
Composition of Net Assets ($):
Paid-in capital	117,863,167,652		4,242,440,956	29,423,764,140		47,759,087,476
Total distributable earnings (loss)	(439,870)		73,497	(1,963,943)		141,543
Net Assets ($)	117,862,727,782		4,242,514,453	29,421,800,197		47,759,229,019
† Investments at cost ($)	116,122,307,645		4,231,750,965	27,851,090,567		48,500,902,964
†† Value of repurchase agreements—Note 1(b) ($)	64,015,453,750		-	15,019,637,500		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	105,185,165,041		3,125,550,398	24,094,091,219		31,372,537,098
Shares Outstanding	105,185,588,121		3,125,506,833	24,095,655,636		31,370,482,194
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	2,526,037,516		182,933,178	1,717,937,196		1,678,710,811
Shares Outstanding	2,526,053,182		182,922,628	1,718,065,728		1,678,601,911
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Administrative Shares
Net Assets ($)	3,564,789,591		549,141,724	803,597,724		8,152,252,202
Shares Outstanding	3,564,804,758		549,126,488	803,662,861		8,151,696,226
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Participant Shares
Net Assets ($)	1,599,604,940		384,889,153	2,541,111,889		4,069,592,317
Shares Outstanding	1,599,621,534		384,888,809	2,541,318,464		4,069,333,739
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Wealth Shares
Net Assets ($)	2,208,238,329		-	186,857,608		577,171,857
Shares Outstanding	2,208,239,613		-	186,856,957		577,135,165
Net Asset Value Per Share ($)	1.00		-	1.00		1.00
Service Shares
Net Assets ($)	2,778,892,365		-	78,204,561		1,908,964,734
Shares Outstanding	2,778,939,928		-	78,204,494		1,908,842,757
Net Asset Value Per Share ($)	1.00		-	1.00		1.00

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (continued)

	Dreyfus Cash Management		Dreyfus Tax Exempt Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	6,931,054,891	††	423,718,185
Cash	249,138		-
Receivable for shares of Beneficial Interest subscribed	660,843		-
Interest receivable	584,306		73,369
Prepaid expenses	72,266		22,720
	6,932,621,444		423,814,274
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)	695,212		19,454
Cash overdraft due to Custodian	-		46,422
Payable for shares of Beneficial Interest redeemed	1,398,378		46
Trustees’ fees and expenses payable	33,180		548
Other accrued expenses	429,461		66,209
	2,556,231		132,679
Net Assets ($)	6,930,065,213		423,681,595
Composition of Net Assets ($):
Paid-in capital	6,930,511,285		423,656,469
Total distributable earnings (loss)	(446,072)		25,126
Net Assets ($)	6,930,065,213		423,681,595
† Investments at cost ($)	6,930,415,599		423,717,000
†† Value of repurchase agreements—Note 1(b) ($)	1,000,000,000		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	4,532,369,325		423,681,595
Shares Outstanding	4,527,524,338		423,720,938
Net Asset Value Per Share ($)	1.0011		0.9999
Investor Shares
Net Assets ($)	58,128,531		-
Shares Outstanding	58,067,496		-
Net Asset Value Per Share ($)	1.0011		-
Administrative Shares
Net Assets ($)	186,526,708		-
Shares Outstanding	186,320,923		-
Net Asset Value Per Share ($)	1.0011		-
Preferred Shares
Net Assets ($)	2,153,040,649		-
Shares Outstanding	2,150,779,173		-
Net Asset Value Per Share ($)	1.0011		-

See notes to financial statements.

STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2021 (Unaudited)

	Dreyfus Government Cash Management	Dreyfus Government Securities Cash Management	Dreyfus Treasury Obligations Cash Management	Dreyfus Treasury Securities Cash Management
Investment Income ($):
Interest Income	32,844,829	1,239,641	8,501,903	13,151,863
Expenses:
Management fee—Note 2(a)	103,011,561	4,410,312	28,545,905	43,223,488
Shareholder servicing costs—Note 2(b)	10,095,528	1,164,270	6,324,639	11,847,244
Administrative service fees—Note 2(c)	4,748,480	297,043	2,252,573	5,192,218
Registration fees	2,709,552	61,851	189,152	840,632
Custodian fees—Note 2(c)	737,749	35,051	246,976	346,588
Trustees’ fees and expenses—Note 2(d)	276,234	9,642	81,790	106,361
Prospectus and shareholders’ reports	88,308	22,505	22,748	76,386
Professional fees	42,161	41,052	42,779	42,310
Chief Compliance Officer fees—Note 2(c)	7,357	7,357	7,357	7,357
Miscellaneous	390,462	71,893	169,655	195,690
Total Expenses	122,107,392	6,120,976	37,883,574	61,878,274
Less—reduction in expenses due to undertakings—Note 2(a)	(104,432,664)	(4,969,707)	(31,632,670)	(50,427,860)
Net Expenses	17,674,728	1,151,269	6,250,904	11,450,414
Investment Income—Net	15,170,101	88,372	2,250,999	1,701,449
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	112,970	(14,624)	91,938	141,543
Net Increase in Net Assets Resulting from Operations	15,283,071	73,748	2,342,937	1,842,992

See notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited) (continued)

	Dreyfus Cash Management	Dreyfus Tax Exempt Cash Management
Investment Income ($):
Interest Income	4,691,085	219,925
Expenses:
Management fee—Note 2(a)	4,529,837	461,850
Shareholder servicing costs—Note 2(b)	1,550,929	53,038
Registration fees	384,798	20,889
Custodian fees—Note 2(c)	48,353	9,991
Professional fees	42,266	40,106
Administrative service fees—Note 2(c)	32,500	-
Trustees’ fees and expenses—Note 2(d)	15,544	1,028
Prospectus and shareholders’ reports	14,514	5,127
Chief Compliance Officer fees—Note 2(c)	7,357	7,357
Miscellaneous	96,073	19,308
Total Expenses	6,722,171	618,694
Less—reduction in expenses due to undertakings—Note 2(a)	(3,306,087)	(420,143)
Less—reduction in fees due to earnings credits—Note 2(c)	-	(422)
Net Expenses	3,416,084	198,129
Investment Income—Net	1,275,001	21,796
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	389	23,614
Net change in unrealized appreciation (depreciation) on investments	134,641	(1,959)
Net Realized and Unrealized Gain (Loss) on Investments	135,030	21,655
Net Increase in Net Assets Resulting from Operations	1,410,031	43,451

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Government Cash Management		Dreyfus Government Securities Cash Management
	Six Months Ended July 31, 2021 (Unaudited)[a]	Year Ended January 31, 2021[b]	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021[b]
Operations ($):
Investment income—net	15,170,101	156,416,506	88,372	10,552,209
Net realized gain (loss) on investments	112,970	299,797	(14,624)	474,898
Net Increase (Decrease) in Net Assets Resulting from Operations	15,283,071	156,716,303	73,748	11,027,107
Distributions ($):
Distributions to shareholders:
Institutional Shares	(13,754,908)	(146,548,893)	(160,897)	(7,992,799)
Investor Shares	(359,102)	(3,542,827)	(14,937)	(708,339)
Administrative Shares	(494,298)	(4,392,770)	(27,606)	(1,305,062)
Participant Shares	(229,981)	(1,931,975)	(20,065)	(546,009)
Wealth Shares	(142,603)	(39)	-	-
Service Shares	(189,209)	(2)	-	-
Total Distributions	(15,170,101)	(156,416,506)	(223,505)	(10,552,209)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	270,116,981,502	387,781,621,070	3,918,438,566	14,305,994,288
Investor Shares	9,420,320,151	13,298,210,950	360,912,891	696,087,591
Administrative Shares	6,795,082,205	10,059,118,950	805,458,978	2,601,422,626
Participant Shares	4,815,155,844	12,220,582,356	617,923,983	1,377,122,341
Wealth Shares	3,137,226,983	1,291,818	-	-
Service Shares	4,062,118,461	48,010	-	-
Net assets received in connection
with reorganization—Note 1	2,144,189,839	-	-	-
Distributions reinvested:
Institutional Shares	3,268,221	30,166,611	33,870	1,064,049
Investor Shares	214,475	2,027,087	10,358	463,875
Administrative Shares	404,197	3,494,073	21,203	1,078,597
Participant Shares	211,555	1,665,427	19,440	532,130
Wealth Shares	141,695	36	-	-
Service Shares	179,780	-	-	-
Cost of shares redeemed:
Institutional Shares	(247,051,108,286)	(357,913,277,540)	(4,003,990,934)	(14,342,059,707)
Investor Shares	(9,852,336,917)	(13,572,992,528)	(499,724,075)	(803,822,620)
Administrative Shares	(6,157,770,550)	(9,242,050,189)	(781,976,006)	(2,687,970,395)
Participant Shares	(4,698,286,725)	(12,230,984,887)	(611,174,599)	(1,416,379,790)
Wealth Shares	(973,268,667)	(65,907)	-	-
Service Shares	(3,384,730,583)	(10)	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	28,377,993,180	30,438,855,327	(194,046,325)	(266,467,015)
Total Increase (Decrease) in Net Assets	28,378,106,150	30,439,155,124	(194,196,082)	(265,992,117)
Net Assets ($):
Beginning of Period	89,484,621,632	59,045,466,508	4,436,710,535	4,702,702,652
End of Period	117,862,727,782	89,484,621,632	4,242,514,453	4,436,710,535

[a]	During the period ended July 31, 2021, 287,128,656 Service shares representing $287,134,857 were exchanged for 287,134,857 Wealth shares for Dreyfus Government Cash Management.
[b]	On November 16, 2020, the fund commenced offering Wealth shares and Service shares.
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Treasury Obligations Cash Management		Dreyfus Treasury Securities Cash Management
	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021[a]	Six Months Ended July 31, 2021 (Unaudited)[b]	Year Ended January 31, 2021[a]
Operations ($):
Investment income—net	2,250,999	42,979,140	1,701,449	74,132,583
Net realized gain (loss) on investments	91,938	(86,781)	141,543	2,914,249
Net Increase (Decrease) in Net Assets Resulting from Operations	2,342,937	42,892,359	1,842,992	77,046,832
Distributions ($):
Distributions to shareholders:
Institutional Shares	(1,835,713)	(36,935,524)	(1,266,419)	(63,012,600)
Investor Shares	(117,668)	(2,188,189)	(68,358)	(1,733,937)
Administrative Shares	(56,214)	(1,228,056)	(299,537)	(5,225,441)
Participant Shares	(227,930)	(2,627,252)	(157,713)	(4,160,603)
Wealth Shares	(11,901)	(117)	(8,352)	(1)
Service Shares	(1,573)	(2)	(28,703)	(1)
Total Distributions	(2,250,999)	(42,979,140)	(1,829,082)	(74,132,583)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	77,625,538,276	127,161,565,210	47,510,573,316	117,798,588,156
Investor Shares	2,952,470,599	4,611,882,210	2,368,388,659	3,655,650,276
Administrative Shares	1,151,212,584	2,135,673,693	12,985,597,024	17,408,148,965
Participant Shares	6,264,386,284	9,389,592,340	8,641,967,203	15,395,664,323
Wealth Shares	252,140,525	12,466,616	73,136,229	65,416
Service Shares	103,599,494	40,000	2,558,002,719	40,000
Net assets received in connection
with reorganization—Note 1	-	-	2,321,996,136	-
Distributions reinvested:
Institutional Shares	244,641	4,681,911	395,651	18,658,796
Investor Shares	37,810	580,342	41,939	1,035,716
Administrative Shares	34,663	766,747	274,355	4,732,338
Participant Shares	210,644	2,241,212	118,515	3,361,782
Wealth Shares	11,637	99	8,241	-
Service Shares	1,544	-	27,711	-
Cost of shares redeemed:
Institutional Shares	(76,233,157,204)	(119,365,047,954)	(45,308,684,772)	(112,818,980,370)
Investor Shares	(2,707,402,393)	(4,842,040,462)	(2,147,714,561)	(3,327,762,200)
Administrative Shares	(1,019,273,568)	(2,141,814,194)	(9,205,798,673)	(15,405,604,117)
Participant Shares	(6,195,862,878)	(8,996,482,918)	(8,235,926,077)	(14,889,432,048)
Wealth Shares	(72,167,402)	(5,594,518)	(35,777,745)	-
Service Shares	(25,436,544)	-	(2,430,943,120)	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	2,096,588,712	7,968,510,334	9,095,682,750	7,844,167,033
Total Increase (Decrease) in Net Assets	2,096,680,650	7,968,423,553	9,095,696,660	7,847,081,282
Net Assets ($):
Beginning of Period	27,325,119,547	19,356,695,994	38,663,532,359	30,816,451,077
End of Period	29,421,800,197	27,325,119,547	47,759,229,019	38,663,532,359

[a]	On November 16, 2020, the fund commenced offering Wealth shares and Service shares.
[b]	During the period ended July 31, 2021, 35,620,657 Service shares representing $35,620,748 were exchanged for 35,620,748 Wealth shares for Dreyfus Treasury Securities Cash Management.
See notes to financial statements.

	Dreyfus Cash Management		Dreyfus Tax Exempt Cash Management
	Six Months Ended July 31, 2021 (Unaudited)[a]	Year Ended January 31, 2021	Six Months Ended July 31, 2021 (Unaudited)[b]	Year Ended January 31, 2021
Operations ($):
Investment income—net	1,275,001	32,762,312	21,796	2,302,570
Net realized gain (loss) on investments	389	(1,401,120)	23,614	2,008
Net change in unrealized appreciation (depreciation) on investments	134,641	(2,508,969)	(1,959)	(5,861)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,410,031	28,852,223	43,451	2,298,717
Distributions ($):
Distributions to shareholders:
Institutional Shares	(978,959)	(33,476,359)	(23,477)	(2,209,731)
Investor Shares	(8,645)	(393,715)	-	(92,839)
Administrative Shares	(6,100)	(242,245)	-	-
Preferred Shares	(282,458)	-	-	-
Total Distributions	(1,276,162)	(34,112,319)	(23,477)	(2,302,570)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Institutional Shares	16,143,500,352	49,413,551,117	772,816,825	2,688,854,172
Investor Shares	279,624,045	870,281,078	-	2,331,566
Administrative Shares	696,745,503	496,908,817	-	-
Preferred Shares	2,883,604,312	-	-	-
Net assets received in connection
with reorganization—Note 1	3,634,782,505	-	-	-
Distributions reinvested:
Institutional Shares	276,588	11,601,174	23,477	1,025,043
Investor Shares	624	57,927	-	2,102
Administrative Shares	334	31,435	-	-
Preferred Shares	287,600	-	-	-
Cost of shares redeemed:
Institutional Shares	(16,518,241,618)	(54,746,429,372)	(732,944,620)	(2,802,413,724)
Investor Shares	(423,138,844)	(840,085,291)	(31,166,342)	(4,810,198)
Administrative Shares	(567,216,699)	(517,546,704)	-	-
Preferred Shares	(4,365,764,142)	-	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,764,460,560	(5,311,629,819)	8,729,340	(115,011,039)
Total Increase (Decrease) in Net Assets	1,764,594,429	(5,316,889,915)	8,749,314	(115,014,892)
Net Assets ($):
Beginning of Period	5,165,470,784	10,482,360,699	414,932,281	529,947,173
End of Period	6,930,065,213	5,165,470,784	423,681,595	414,932,281
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	16,126,338,598	49,367,868,806	804,075,597	2,689,226,369
Shares issued for distributions reinvested	276,296	11,591,927	10,231	1,025,186
Shares redeemed	(16,500,670,436)	(54,706,582,450)	(764,187,663)	(2,802,702,922)
Net Increase (Decrease) in Shares Outstanding	(374,055,542)	(5,327,121,717)	39,898,165	(112,451,367)
Investor Shares
Shares sold	279,333,616	869,494,246	-	2,331,798
Shares issued for distributions reinvested	624	57,886	-	2,102
Shares redeemed	(422,706,055)	(839,243,892)	(31,166,563)	(4,810,729)
Net Increase (Decrease) in Shares Outstanding	(143,371,815)	30,308,240	(31,166,563)	(2,476,829)
Administrative Shares
Shares sold	695,979,925	496,392,221	-	-
Shares issued for distributions reinvested	334	31,410	-	-
Shares redeemed	(566,593,445)	(517,014,081)	-	-
Net Increase (Decrease) in Shares Outstanding	129,386,814	(20,590,450)	-	-
Preferred Shares
Shares sold	2,880,623,695	-	-	-
Shares issued in connection with reorganization—Note 1	3,631,145,830	-	-	-
Shares issued for distributions reinvested	287,301	-	-	-
Shares redeemed	(4,361,277,653)	-	-	-
Net Increase (Decrease) in Shares Outstanding	2,150,779,173	-	-	-

[a]	On May 4, 2021, the fund commenced Preferred shares.
[b]	On February 1, 2021, Investor shares were converted to Institutional shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the funds’ financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Cash Management
Institutional Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.02	[b]	.21	[c]	.03	[c]	.03	[c]	105,185,165
Year Ended January 31,
2021	1.00	.002		(.002)		1.00	.24		.21		.15		.20		82,115,918
2020	1.00	.020		(.020)		1.00	2.02		.21		.16		2.00		52,217,126
2019	1.00	.018		(.018)		1.00	1.82		.21		.17		1.79		51,959,429
2018	1.00	.009		(.009)		1.00	.85		.21		.16		.87		61,917,499
2017	1.00	.003		(.003)		1.00	.27		.22		.15		.30		49,219,152
Investor Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.02	[b]	.45	[c]	.03	[c]	.03	[c]	2,526,038
Year Ended January 31,
2021	1.00	.002		(.002)		1.00	.16		.46		.22		.14		2,957,837
2020	1.00	.018		(.018)		1.00	1.77		.46		.41		1.76		3,230,590
2019	1.00	.016		(.016)		1.00	1.57		.46		.42		1.58		2,727,098
2018	1.00	.006		(.006)		1.00	.60		.46		.42		.62		2,416,450
2017	1.00	.000	[a]	(.000)	[a]	1.00	.04		.46		.38		.05		1,683,826
Administrative Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.02	[b]	.31	[c]	.03	[c]	.03	[c]	3,564,790
Year Ended January 31,
2021	1.00	.002		(.002)		1.00	.19		.31		.19		.16		2,927,070
2020	1.00	.019		(.019)		1.00	1.92		.31		.26		1.88		2,106,473
2019	1.00	.017		(.017)		1.00	1.72		.31		.27		1.70		1,787,604
2018	1.00	.007		(.007)		1.00	.75		.31		.26		.70		1,550,026
2017	1.00	.002		(.002)		1.00	.16		.31		.25		.21		3,367,764
Participant Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.02	[b]	.60	[c]	.03	[c]	.03	[c]	1,599,605
Year Ended January 31,
2021	1.00	.001		(.001)		1.00	.14		.61		.26		.13		1,482,523
2020	1.00	.016		(.016)		1.00	1.62		.62		.57		1.32		1,491,277
2019	1.00	.014		(.014)		1.00	1.41		.61		.57		1.41		92,963
2018	1.00	.004		(.004)		1.00	.45		.61		.56		.43		90,708
2017	1.00	.000	[a]	(.000)	[a]	1.00	.02		.61		.43		.02		97,423

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Cash Management (continued)
Wealth Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.02	[b]	.51	[c]	.08	[c]	.03	[c]	2,208,238
Year Ended January 31,
2021[d]	1.00	.000	[a]	(.000)	[a]	1.00	.00	b.e	.55	[c]	.19	[c]	.02	[c]	1,226
Service Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.02	[b]	1.04	[c]	.07	[c]	.03	[c]	2,778,892
Year Ended January 31,
2021[d]	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b,e]	1.07	[c]	.13	[c]	.01	[c]	48

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

d On November 16, 2020, the fund commenced offering Wealth shares and Service shares.

e Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Securities Cash Management
Institutional Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	.21	[c]	.05	[c]	.00	[c,d]	3,125,550
Year Ended January 31,
2021	1.00	.003		(.003)		1.00	.25		.21		.20		.23		3,211,177
2020	1.00	.019		(.019)		1.00	1.94		.22		.22		1.96		3,245,834
2019	1.00	.018		(.018)		1.00	1.78		.22		.21		1.76		4,142,111
2018	1.00	.008		(.008)		1.00	.80		.22		.19		.79		3,764,742
2017	1.00	.002		(.002)		1.00	.22		.22		.18		.22		3,766,664
Investor Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	.46	[c]	.05	[c]	.00	[c,d]	182,933
Year Ended January 31,
2021	1.00	.002		(.002)		1.00	.16		.46		.29		.16		321,743
2020	1.00	.017		(.017)		1.00	1.69		.47		.47		1.68		428,964
2019	1.00	.015		(.015)		1.00	1.52		.47		.46		1.52		443,941
2018	1.00	.005		(.005)		1.00	.54		.47		.44		.57		446,933
2017	1.00	.000	[a]	(.000)	[a]	1.00	.02		.47		.38		.02		347,191
Administrative Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	.31	[c]	.05	[c]	.00	[c,d]	549,142
Year Ended January 31,
2021	1.00	.002		(.002)		1.00	.20		.31		.25		.15		525,656
2020	1.00	.018		(.018)		1.00	1.85		.32		.32		1.79		611,072
2019	1.00	.017		(.017)		1.00	1.68		.32		.31		1.68		387,132
2018	1.00	.007		(.007)		1.00	.69		.32		.29		.70		449,501
2017	1.00	.001		(.001)		1.00	.10		.32		.30		.10		392,889
Participant Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	.61	[c]	.05	[c]	.00	[c,d]	384,889
Year Ended January 31,
2021	1.00	.001		(.001)		1.00	.13		.61		.31		.14		378,134
2020	1.00	.015		(.015)		1.00	1.54		.62		.62		1.48		416,833
2019	1.00	.014		(.014)		1.00	1.37		.62		.61		1.37		289,236
2018	1.00	.004		(.004)		1.00	.39		.62		.59		.39		312,013
2017	1.00	.000	[a]	(.000)	[a]	1.00	.01		.62		.39		.01		335,698

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

d Amount represents less than .01%.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Obligations Cash Management
Institutional Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	.21	[c]	.04	[c]	.02	[c]	24,094,091
Year Ended January 31,
2021	1.00	.002		(.002)		1.00	.22		.21		.16		.19		22,701,392
2020	1.00	.020		(.020)		1.00	1.99		.21		.18		1.97		14,900,109
2019	1.00	.018		(.018)		1.00	1.82		.21		.18		1.83		15,314,155
2018	1.00	.008		(.008)		1.00	.82		.21		.20		.83		17,116,541
2017	1.00	.002		(.002)		1.00	.22		.21		.18		.23		16,853,981
Investor Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	.45	[c]	.04	[c]	.02	[c]	1,717,937
Year Ended January 31,
2021	1.00	.001		(.001)		1.00	.15		.46		.24		.15		1,472,827
2020	1.00	.017		(.017)		1.00	1.73		.46		.43		1.71		1,702,388
2019	1.00	.016		(.016)		1.00	1.57		.46		.43		1.55		1,824,737
2018	1.00	.006		(.006)		1.00	.56		.46		.45		.57		2,105,370
2017	1.00	.000	[a]	(.000)	[a]	1.00	.03		.46		.37		.02		1,754,491
Administrative Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	.30	[c]	.04	[c]	.02	[c]	803,598
Year Ended January 31,
2021	1.00	.002		(.002)		1.00	.18		.31		.21		.16		671,622
2020	1.00	.019		(.019)		1.00	1.89		.31		.28		1.86		677,032
2019	1.00	.017		(.017)		1.00	1.72		.31		.28		1.75		704,333
2018	1.00	.007		(.007)		1.00	.72		.31		.30		.74		441,771
2017	1.00	.001		(.001)		1.00	.12		.31		.29		.12		278,799
Participant Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	.61	[c]	.05	[c]	.02	[c]	2,541,112
Year Ended January 31,
2021	1.00	.001		(.001)		1.00	.13		.61		.26		.11		2,472,367
2020	1.00	.016		(.016)		1.00	1.58		.61		.58		1.52		2,077,167
2019	1.00	.014		(.014)		1.00	1.42		.61		.58		1.41		1,170,243
2018	1.00	.004		(.004)		1.00	.41		.61		.60		.36		990,662
2017	1.00	.000	[a]	(.000)	[a]	1.00	.01		.61		.41		.01		1,257,301

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Obligations Cash Management (continued)
Wealth Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	.48	[c]	.07	[c]	.01	[c]	186,858
Year Ended January 31,
2021[d]	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b,e]	.64	[c]	.11	[c]	.01	[c]	6,872
Service Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	1.05	[c]	.08	[c]	.01	[c]	78,205
Year Ended January 31,
2021[d]	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b,e]	1.07	[c]	.11	[c]	.02	[c]	40

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

d On November 16, 2020, the fund commenced offering Wealth shares and Service shares.

e Amount represents less than .01%.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Securities Cash Management
Institutional Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	.21	[c]	.05	[c]	.01	[c]	31,372,537
Year Ended January 31,
2021	1.00	.002		(.002)		1.00	.24		.21		.17		.21		29,170,141
2020	1.00	.019		(.019)		1.00	1.96		.21		.19		1.93		24,169,621
2019	1.00	.018		(.018)		1.00	1.78		.21		.20		1.75		23,505,647
2018	1.00	.008		(.008)		1.00	.79		.21		.18		.77		27,366,026
2017	1.00	.002		(.002)		1.00	.19		.21		.18		.19		27,660,470
Investor Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	.45	[c]	.05	[c]	.01	[c]	1,678,711
Year Ended January 31,
2021	1.00	.002		(.002)		1.00	.16		.46		.24		.15		1,457,957
2020	1.00	.017		(.017)		1.00	1.70		.46		.44		1.74		1,128,928
2019	1.00	.015		(.015)		1.00	1.53		.46		.45		1.51		1,746,213
2018	1.00	.005		(.005)		1.00	.53		.46		.43		.54		2,104,742
2017	1.00	.000	[a]	(.000)	[a]	1.00	.02		.46		.34		.02		2,099,312
Administrative Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	.32	[c]	.06	[c]	.01	[c]	8,152,252
Year Ended January 31,
2021	1.00	.002		(.002)		1.00	.20		.31		.21		.15		4,371,849
2020	1.00	.018		(.018)		1.00	1.86		.31		.29		1.84		2,364,299
2019	1.00	.017		(.017)		1.00	1.68		.31		.30		1.67		2,454,059
2018	1.00	.007		(.007)		1.00	.68		.31		.28		.68		2,594,277
2017	1.00	.001		(.001)		1.00	.09		.31		.29		.10		2,450,740
Participant Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	.60	[c]	.05	[c]	.01	[c]	4,069,592
Year Ended January 31,
2021	1.00	.001		(.001)		1.00	.14		.61		.27		.13		3,663,480
2020	1.00	.015		(.015)		1.00	1.55		.61		.59		1.47		3,153,603
2019	1.00	.014		(.014)		1.00	1.38		.61		.60		1.36		2,052,791
2018	1.00	.004		(.004)		1.00	.39		.61		.58		.39		2,179,683
2017	1.00	.000	[a]	(.000)	[a]	1.00	.01		.61		.36		.01		2,073,661

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Securities Cash Management (continued)
Wealth Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	.51	[c]	.06	[c]	.01	[c]	577,172
Year Ended January 31,
2021[d]	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b,e]	.53	[c]	.13	[c]	.01	[c]	65
Service Shares
Six Months Ended July 31, 2021 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	1.05	[c]	.05	[c]	.01	[c]	1,908,965
Year Ended January 31,
2021[d]	1.00	.000	[a]	(.000)	[a]	1.00	.00	[b,e]	1.06	[c]	.12	[c]	.01	[c]	40

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

d On November 16, 2020, the fund commenced offering Wealth shares and Service shares.

e Amount represents less than .01%.

See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income	[a]	Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Cash Management
Institutional Shares
Six Months Ended July 31, 2021 (Unaudited)	1.0011	.0002		.0000[b]	(.0002)	1.0011	.02	[c]	.21	[d]	.10	[d]	.04	[d]	4,532,369
Year Ended January 31,
2021	1.0005	.0050		(.0004)	(.0040)	1.0011	.47		.21		.11		.50		4,906,825
2020	1.0002	.0229		(.0005)[e]	(.0221)	1.0005	2.27		.21		.11		2.22		10,233,582
2019	.9999	.0216		(.0003)	(.0210)	1.0002	2.15		.21		.09		2.13		9,526,673
2018	1.0002	.0114		(.0003)	(.0114)	.9999	1.11		.25		.12		1.20		6,884,805
2017[f]	1.00	.0036		.0002	(.0036)	1.0002	.38		.22		.22		.31		2,925,514
Investor Shares
Six Months Ended July 31, 2021 (Unaudited)	1.0011	.0001		.0000[b]	(.0001)	1.0011	.01	[c]	.46	[d]	.14	[d]	.01	[d]	58,129
Year Ended January 31,
2021	1.0005	.0017		.0012[e]	(.0023)	1.0011	.29		.46		.28		.17		201,650
2020	1.0002	.0196		.0004	(.0197)	1.0005	2.01		.46		.36		1.91		171,215
2019	1.0000	.0188		(.0001)	(.0185)	1.0002	1.88		.46		.34		1.80		101,165
2018	1.0002	.0089		(.0002)	(.0089)	1.0000	.87		.50		.39		.88		124,166
2017[f]	1.00	.0012		.0002	(.0012)	1.0002	.15		.47		.46		.06		131,245
Administrative Shares
Six Months Ended July 31, 2021 (Unaudited)	1.0011	.0001		.0000[b]	(.0001)	1.0011	.01	[c]	.31	[d]	.13	[d]	.01	[d]	186,527
Year Ended January 31,
2021	1.0005	.0034		.0004[e]	(.0032)	1.0011	.38		.31		.20		.32		56,995
2020	1.0002	.0225		(.0010)[e]	(.0212)	1.0005	2.17		.31		.21		2.15		77,564
2019	1.0000	.0225		(.0023)	(.0200)	1.0002	2.04		.31		.19		2.03		104,888
2018	1.0002	.0104		(.0002)	(.0104)	1.0000	1.03		.35		.24		1.02		88,645
2017[f]	1.00	.0027		.0002	(.0027)	1.0002	.29		.32		.32		.20		109,801

Preferred Shares
Six Months Ended July 31, 2021 (Unaudited)[g]	1.0010	.0001		.0000[b]	(.0001)	1.0011	.02	[c]	.15	[d]	.10	[d]	.03	[d]	2,153,041

a Based on average shares outstanding.

b Amount represents less than $.0001 per share.

c Not annualized.

d Annualized.

e  In addition to net realized and unrealized gains(losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

f Effective October 10, 2016, the fund adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.

g On May 4, 2021, the fund commenced offering Preferred shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)							Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income	[a]	Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Tax Exempt Cash Management
Institutional Shares
SixMonths Ended July 31, 2021 (Unaudited)[b]	.9999	.0001		.0000[c]	(.0001)	.9999	.01	[d]	.27	[e]	.09	[e]	.01	[e]	423,682
Year Ended January 31,
2021	1.0001	.0039		(.0007)[f]	(.0034)	.9999	.32		.25		.17		.38		383,770
2020	1.0000	.0133		(.0005)[f]	(.0127)	1.0001	1.29		.26		.20		1.28		496,302
2019	1.0000	.0122		.0003	(.0125)	1.0000	1.25		.27		.21		1.23		621,665
2018	1.0000	.0066		.0000[c]	(.0066)	1.0000	.66		.26		.26		.65		607,839
2017[g]	1.00	.0026		.0000[c]	(.0026)	1.0000	.26		.24		.21		.21		603,783

a Based on average shares outstanding.

b On February 1, 2021, Investor shares were converted to Institutional shares.

c Amount represents less than $.0001 per share.

d Not annualized.

e Annualized.

f In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

g Effective October 10, 2016, the fund adopted the SEC’s money market fund amendments and began calculating its net asset value to four decimals.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management (each, a “fund” and collectively, the “funds”) are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Government Cash Management and Dreyfus Government Securities Cash Management are each a separate series of Dreyfus Government Cash Management Funds and Dreyfus Tax Exempt Cash Management is sole series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”). Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus Tax Exempt Cash Management investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. Each fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), each fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

Effective February 1, 2021 (the “Effective Date”), Dreyfus Tax Exempt Cash Management change its fund name from “Dreyfus AMT-Free Tax Exempt Cash Management” to “Dreyfus Tax Exempt Cash Management”. Also, on the Effective Date, Investor shares of the Dreyfus Tax Exempt Cash Management were converted into Institutional shares.

Effective May 4, 2021, Dreyfus Cash Management commenced offering Preferred shares.

As of the close of business on May 5, 2021, pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board of Trustees (the “Board”), all of the assets, subject to the liabilities, of General Government Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares were transferred to Dreyfus Government Cash Management in a tax free exchange at cost basis for Wealth and Service shares of Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of General Government Securities Money Market Fund’s Class A and Dreyfus Class shares received Wealth shares and Class B received Service shares of Dreyfus Government Cash Management, in an amount equal to the aggregate net asset value of their investment in General Government Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares at the time of the exchange. The net asset value of Dreyfus Government Cash Management's Wealth and Service shares on the close of business on May 5, 2021, after the reorganization was $1.00 for Wealth shares and $1.00 for Service shares, and a total of 42,913,655 Wealth Shares and 2,101,324,270 Service shares were issued to shareholders of General Government Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares in the exchange.

The net assets as of the merger date for General Government Securities Money Market Fund and Dreyfus Government Cash Management were as follows:

Net Assets ($)
General Government Securities Money Market Fund	2.144,189,839
Dreyfus Government Cash Management	104,715,613,763

Assuming the merger had been completed on February 1, 2021, Dreyfus Government Cash Management’s pro forma results in the Statement of Operations during the period ended July 31, 2021 would be as follows:

Net investment income	$15,339,609[1]
Net realized gain (loss) on investments	$112,970[2]
Net increase (decrease) in net assets resulting from operations	$15,452,579

1 $15,170,101 as reported in the Statement of Operations, plus $169,508 General Government Securities Money Market Fund, pre-merger.

2 $112,970 as reported in the Statement of Operations, plus $0 General Government Securities Money Market Fund, pre-merger.

Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and expenses of General Government Securities Money Market Fund that have been included in the Dreyfus Government Cash Management’s Statement of Operations since May 5, 2021.

As of the close of business on May 11, 2021, pursuant to an Agreement and Plan of Reorganization previously approved by the Board, all of the assets, subject to the liabilities, of General Treasury Securities Money Market Fund's Class A, Class B and Dreyfus Class shares were transferred to Dreyfus Treasury Securities Cash Management in a tax free exchange at cost basis for Wealth and Service shares of Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of General Treasury Securities Money Market Fund’s Class A and Dreyfus Class shares received Wealth shares and Class B received Service shares of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dreyfus Treasury Securities Cash Management, in an amount equal to the aggregate net asset value of their investment in General Treasury Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares at the time of the exchange. The net asset value of Dreyfus Treasury Securities Cash Management's Wealth and Service shares on the close of business on May 11, 2021, after the reorganization was $1.00 for Wealth shares and $1.00 for Service shares, and a total of 539,703,024 Wealth shares and 1,781,715,447 Service shares were issued to shareholders of General Treasury Securities Money Market Fund’s Class A, Class B and Dreyfus Class shares in the exchange.

The net assets as of the merger date for General Treasury Securities Money Market Fund and Dreyfus Treasury Securities Cash Management were as follows:

Net Assets ($)
General Treasury Securities Money Market Fund	2,321,996,136
Dreyfus Treasury Securities Cash Management	44,049,265,584

Assuming the merger had been completed on February 1, 2021, Dreyfus Treasury Securities Cash Management’s pro forma results in the Statement of Operations during the period ended July 31, 2021 would be as follows:

Net investment income	$1,808,811[1]
Net realized gain (loss) on investments	$164,802[2]
Net increase (decrease) in net assets resulting from operations	$1,973,613

1 $1,701,449 as reported in the Statement of Operations, plus $107,362 General Treasury Securities Money Market Fund., pre-merger.

2 $141,543 as reported in the Statement of Operations, plus $23,259 General Treasury Securities Money Market Fund, pre-merger.

Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and expenses of General Treasury Securities Money Market Fund that have been included in the Dreyfus Treasury Securities Cash Management’s Statement of Operations since May 11, 2021.

As of the close of business on May 4, 2021, pursuant to an Agreement and Plan of Reorganization previously approved by the Board, all of the assets, subject to the liabilities, of Dreyfus Preferred Money Market Fund's Institutional and Hamilton shares were transferred to Dreyfus Cash Management in a tax free exchange at cost basis for Preferred shares of Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Dreyfus Institutional Preferred Money Market Fund’s Institutional and Hamilton shares received Preferred shares of Dreyfus Cash Management, in an amount equal to the aggregate net asset value of their investment in Dreyfus Institutional Preferred Money Market Fund’s Institutional and Hamilton shares at the time of the exchange. The net asset value of Dreyfus Cash Management's Preferred shares on the close of business on May 4, 2021, after the reorganization was $1.0010 for Preferred shares, and a total of 3,631,145,830 Preferred shares were issued to shareholders of Dreyfus Preferred Money Market Fund's Institutional and Hamilton shares in the exchange.

The net unrealized appreciation (depreciation) on investments and net assets as of the merger date for Dreyfus Institutional Preferred Money Market Fund and Dreyfus Cash Management were as follows:

	Unrealized Appreciation (Depreciation) ($)	Net Assets ($)
Dreyfus Institutional Preferred Money Market Fund	82,716	3,634,782,505
Dreyfus Cash Management	247,959	4,719,290,468

Assuming the merger had been completed on February 1, 2021, Dreyfus Cash Management’s pro forma results in the Statement of Operations during the period ended July 31, 2021 would be as follows:

Net investment income	$1,332,883[1]
Net realized and unrealized gain (loss) on investments	$126,704[2]
Net increase (decrease) in net assets resulting from operations	$1,459,587

1 $1,275,001 as reported in the Statement of Operations, plus $57,882 Dreyfus Institutional Preferred Money Market Fund, pre-merger.

2 $135,030 as reported in the Statement of Operations, plus ($8,326) Dreyfus Institutional Preferred Money Market Fund, pre-merger.

Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and expenses of Dreyfus Institutional Preferred Money Market Fund that have been included in the Dreyfus Cash Management’s Statement of Operations since May 4, 2021.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest of the following classes of shares: Dreyfus Government Cash Management: Institutional, Investor, Administrative, Participant, Wealth and Service. Dreyfus Government Securities Cash Management: Institutional, Investor, Administrative and Participant. Dreyfus Treasury Obligations Cash Management: Institutional, Investor, Administrative, Participant, Wealth and Service. Dreyfus Treasury Securities Cash Management Institutional, Investor, Administrative,

Participant, Wealth and Service. Dreyfus Cash Management: Institutional, Investor, Administrative and Preferred. Dreyfus Tax Exempt Cash Management: Institutional. Institutional, Investor, Administrative, Participant, Wealth, Service and Preferred shares class of the funds are subject to a Shareholder Services Plan, and the Participant and Service shares of the funds are subject to an Administrative Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management each operate as a “government money market fund” as that term is defined in Rule 2a-7 under the Act (a “Government Fund”). It is the policy of each Government Fund to maintain a constant NAV of $1.00 per share, and each Government Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Government Fund will be able to maintain a constant NAV of $1.00 per share.

Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management each operate as an “institutional prime fund” as that term is defined in Rule 2a-7 under the Act (an “Institutional Fund”). Each Institutional Fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if each fund’s weekly liquid assets fall below required minimums because of market conditions or other factors. Government Funds are not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Funds’ weekly liquid assets.

The Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

Government Funds: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Board.

Institutional Funds: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2021, all of the securities in each fund were considered Level 2 within the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Dreyfus Government Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Cash Management, may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and each fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of each fund by the tri-party administrator with respect to any tri-party agreement. Each fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Risk: Certain events particular to the industries in which each fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent each fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase each fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Cash Management, to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended July 31, 2021, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended July 31, 2021, the funds did not incur any interest or penalties.

Each tax year in the three-year period ended January 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 1 summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, realized subsequent to January 31, 2021.

Table 2 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal year ended January 31, 2021. The tax character of current year distributions will be determined at the end of the current fiscal year.

At July 31, 2021, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 1—Capital Loss Carryover
Short-Term Losses ($)†
Dreyfus Government Cash Management	552,840
Dreyfus Treasury Obligations Cash Management	1,912,602
Dreyfus Cash Management	1,401,120

† These capital losses can be carried forward for an unlimited period.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Table 2—Tax Character of Distributions Paid
	2021
	Tax-Exempt Income ($)	Ordinary Income ($)
Dreyfus Government Cash Management	-	156,416,506
Dreyfus Government Securities Cash Management	-	10,552,209
Dreyfus Treasury Obligations Cash Management	-	42,979,140
Dreyfus Treasury Securities Cash Management	-	74,132,583
Dreyfus Cash Management	-	34,112,319
Dreyfus Tax Exempt Cash Management	2,302,570	-

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements (the “Agreements”) with the Adviser, the management fee of each fund except for Dreyfus Cash Management is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly. Dreyfus Cash Management fee is computed at an annual rate of .10% of the value of the fund's average daily nets assets and is payable monthly. Effective May 1. 2021, Dreyfus Cash Management’s management fee was reduced from .20% to .10% of the fund’s average daily net assets. The Agreements provide that if in any full fiscal year the aggregate expenses, (excluding taxes, brokerage fees and extraordinary expenses) exceed 1½% of the value of each fund’s average daily net assets, the Adviser will reimburse the relevant fund, or bear any excess expense over 1½%. During the period ended July 31, 2021, there were no reimbursements pursuant to the Agreements.

For certain funds, the Adviser agreed to waive receipt of its fees or limit the fund’s direct expenses during period ended July 31, 2021, as described below. To the extent that it is necessary for the Adviser to waive receipt of its management fee (or reimburse the fund’s common expenses) for any share class, the amount of the waiver or reimbursement will be applied equally to each share class of the fund in order to facilitate a daily yield at or above a certain level which may change from time to time. These expense limitations and waivers are voluntary, not contractual, and may be terminated by the Adviser at any time. For Dreyfus Government Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management, the Adviser agreed to waive receipt of its fee and/or assume the fund’s expenses to the extent necessary to reduce the direct expenses of the fund’s Institutional shares. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of each relevant fund.

For Dreyfus Government Cash Management Fund, the Adviser has contractually agreed, from February 1, 2021 through June 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Wealth and Service shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .62% and 1.01%, respectively, of the value of the fund’s average daily assets. On or after June 1, 2022, the Adviser may terminate this expense limitation agreement at any time.

For Dreyfus Treasury Obligations Cash Management Fund, the Adviser has contractually agreed, from February 1, 2021 through June 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Wealth and Service shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .47% and 1.01%, respectively, of the value of the fund’s average daily net assets.

For Dreyfus Treasury Securities Cash Management Fund, the Adviser has contractually agreed, from February 1, 2021 through June 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Wealth and Service shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .47% and 1.01%, respectively, of the value of the fund’s average daily assets.

For Dreyfus Cash Management, the Adviser has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund’s Preferred shares from May 4, 2021 through June 1, 2023 so that the direct expenses of Preferred shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .10% of the value of the fund’s Preferred shares average daily assets. To the extent that it is necessary for the Adviser to reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund.

Table 3 summarizes the reduction in expenses for each relevant fund, pursuant to these undertakings, during the period ended July 31, 2021.

Table 3—Fee Waivers ($)

Dreyfus Government Cash Management	25,751,558
Dreyfus Treasury Obligations Cash Management	4,284,071
Dreyfus Treasury Securities Cash Management	2,350,345
Dreyfus Cash Management	3,079,904
Dreyfus Tax Exempt Cash Management	157,048

The Adviser has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. Table 4 summarizes the reduction in expenses for each fund, pursuant to these undertakings, during the period ended July 31, 2021.

Table 4—Expense Reductions ($)

Dreyfus Government Cash Management	78,681,106
Dreyfus Government Securities Cash Management	4,969,707
Dreyfus Treasury Obligations Cash Management	27,348,599
Dreyfus Treasury Securities Cash Management	48,077,515
Dreyfus Cash Management	226,183
Dreyfus Tax Exempt Cash Management	263,095

(b) Under each fund’s Compensation Shareholder Services Plan, with respect to each fund’s applicable Investor, Administrative, Participant, Wealth and Service shares and as of May 1, 2021 Dreyfus Cash Management Institutional shares, each fund pays the Distributor for providing certain services to shareholders of these classes. Investor shares, Administrative shares, Participant shares, Wealth shares and Service shares pay the Distributor at annual rates of .25%, .10%, .25%, .25% and .25%, respectively, of the value of the applicable share class’ average daily net assets. As of May 1, 2021, Dreyfus Cash Management Institutional shares pay the Distributor at annual rate of .10% of the value of Dreyfus Cash Management Institutional shares average daily net assets and with respect to Administrative shares the annual rate increased from annual rate of .10% to an annual rate of .20% of value of Dreyfus Cash Management Administrative shares average daily net assets. Service may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds and services related to the maintenance of shareholder accounts. Under the Compensation Shareholder Services Plan as to each class, the Distributor may make payments to Service Agents with respect to these services. Table 5 summarizes the amount each fund was charged pursuant to the Compensation Shareholder Services Plan during the period ended July 31, 2021.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Table 5—Compensation Shareholder Services Plan Fees

	Institutional Shares ($)	Investor Shares ($)	Administrative Shares ($)	Participant Shares ($)	Wealth Shares ($)	Service Shares ($)
Dreyfus Government Cash Management	-	3,042,645	1,676,830	1,948,886	1,230,766	1,626,886
Dreyfus Government Securities Cash Management	-	368,821	272,079	495,071	-	-
Dreyfus Treasury Obligations Cash Management	-	1,948,606	363,000	3,613,736	211,803	38,333
Dreyfus Treasury Securities Cash Management	-	2,003,475	3,584,423	4,661,062	318,186	1,088,901
Dreyfus Cash Management	1,104,444	216,347	100,705	-	-	-
Dreyfus Tax Exempt Cash Management	-	213	-	-	-	-

Each fund has adopted a Reimbursement Shareholder Services Plan with respect to its Institutional shares and as of May 4, 2021 Dreyfus Cash Management adopted a Reimbursement Shareholder Service Plan with respect to Preferred shares. Institutional and Preferred shares of each fund reimburse the Distributor at an amount not to exceed an annual rate of ..25% and .05%, respectively, of the value of applicable share class’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. Effective May 1, 2021, Dreyfus Cash Management Institutional shares, the amount not to exceed annual rate was reduced from .25% to .05% of the value of Dreyfus Cash Management Institutional shares average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Institutional and Preferred shares of each fund, and services related to the maintenance of shareholder accounts. Table 6 summarizes the amount each fund’s Institutional and Preferred shares were charged pursuant to the Reimbursement Shareholder Services Plan during the period ended July 31, 2021.

Table 6—Reimbursement Shareholder Services Plan Fees

	Institutional Shares ($)	Preferred Shares ($)
Dreyfus Government Cash Management	540,903	-
Dreyfus Government Securities Cash Management	26,703	-
Dreyfus Treasury Obligations Cash Management	143,216	-
Dreyfus Treasury Securities Cash Management	169,591	-
Dreyfus Cash Management	111,095	-
Dreyfus Tax Exempt Cash Management	51.588	-

(c) Under each fund’s Administrative Services Plan, with respect to each fund’s applicable Participant and Service shares and as of May 1, 2021 Dreyfus Cash Management Investor shares, each fund will pay the Distributor for the provision of certain types of recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate) pursuant to the Administrative Services Plan. Participant and Service shares pays the Distributor at an annual rate of .15% and .55%, respectively, of the value of the applicable shares class’ average daily net assets. As of May 1, 2021, Dreyfus Cash Management Investor shares pays the Distributor at an annual rate of .10% of the value of the Dreyfus Cash Management Investor shares average daily net assets. These services include for Participant shares, at a minimum: client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; disbursing income dividends and capital gain distributions; transmitting wires; fund statistical reporting; and blue sky support. These services include for Service shares, at a minimum: providing beneficial owners with statements showing their position in the fund; mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; disbursing income dividends and capital gain distributions; transmitting wires; processing (i.e., aggregating) purchase and redemption transactions; preparing and delivering to beneficial owners, and state and federal authorities, including the IRS and the SEC, such information respecting dividends and distributions paid by the fund as may be required by law, rule or regulation; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; trade reconciliation; maintaining fund data on platform; and blue sky support. Under the Administrative Service Plan, the Distributor may make payments to certain Service Agent in respect of these services. Table 7 summarizes the amount each fund was charged pursuant to the Administrative Services Plan during the period ended July 31, 2021.

Table 7—Administrative Services Plan Fees

	Investor Shares ($)	Participant Shares ($)	Service Shares ($)
Dreyfus Government Cash Management	-	1,169,332	3,579,148
Dreyfus Government Securities Cash Management	-	297,043	-
Dreyfus Treasury Obligations Cash Management	-	2,168,241	84,332
Dreyfus Treasury Securities Cash Management	-	2,796,637	2,395,581
Dreyfus Cash Management	32,500	-	-

The funds have an arrangement with the transfer agent whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the funds include net earnings credits, if any, as shareholder servicing costs in the Statements of Operations.

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Cash Management each has an arrangement with the custodian whereby Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Cash Management will receive interest income or be charged overdraft fees when positive cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

Dreyfus Tax Exempt Cash Management has an arrangement with the custodian to receive earnings credits when positive cash balances are maintained, which were used to offset custody fees. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.

Each fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the funds. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. Table 8 summarizes the amount each fund was charged during the period ended July 31, 2021, which is included in Shareholder servicing costs in the Statements of Operations.

Table 8—Transfer Agency Agreement Fees ($)

Dreyfus Government Cash Management	25,272
Dreyfus Government Securities Cash Management	1,331
Dreyfus Treasury Obligations Cash Management	4,719
Dreyfus Treasury Securities Cash Management	18,424
Dreyfus Cash Management	14,940
Dreyfus Tax Exempt Cash Management	955

Each fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 9 summarizes the amount each fund was charged during the period ended July 31, 2021 pursuant to the custody agreement. These fees were offset by earnings credits for each relevant fund, also summarized in Table 9.

Each relevant fund compensates The Bank of New York Mellon under a shareholder redemptions draft processing agreement for providing certain services related to the funds’ check writing privilege. Table 10 summarizes the amount each fund was charged during the period ended July 31, 2021 pursuant to the agreement, which is included in Shareholder servicing costs in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Table 10—The Bank of New York Mellon Cash Management Fees ($)

Dreyfus Government Cash Management	500
Dreyfus Treasury Obligations Cash Management	50
Dreyfus Treasury Securities Cash Management	733

During the period ended July 31, 2021, each fund was charged $7,357 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.

Table 11 summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

Table 9—Custody Agreement Fees
	Custody Fees ($)	Earnings Credits ($)
Dreyfus Government Cash Management	737,749	-
Dreyfus Government Securities Cash Management	35,051	-
Dreyfus Treasury Obligations Cash Management	246,976	-
Dreyfus Treasury Securities Cash Management	346,588	-
Dreyfus Cash Management	48,353	-
Dreyfus Tax Exempt Cash Management	9,991	(422)

Table 11—Due to/from BNY Mellon Investment Adviser, Inc. and Affiliates
	Management Fees ($)	Shareholder Services Plans Fees ($)	Administrative Services Plan Fees($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agency Fees ($)	Less Expense Reimbursement ($)
Dreyfus Government Cash Management	19,457,376	2,301,392	1,498,982	480,000	5,028	11,660	(20,110,053)
Dreyfus Government Securities Cash Management	728,327	179,070	51,819	24,800	5,028	434	(801,394)
Dreyfus Treasury Obligations Cash Management	4,697,730	1,050,944	367,786	152,000	5,028	1,657	(4,857,648)
Dreyfus Treasury Securities Cash Management	7,930,756	2,515,208	1,451,400	236,000	5,028	9,208	(10,438,454)
Dreyfus Cash Management	607,489	425,745	4,912	36,000	5,028	8,274	(392,236)
Dreyfus Tax Exempt Cash Management	75,483	7,000	-	7,076	5,028	315	(75,448)

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 12 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended July 31, 2021.

Table 13 summarizes gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for relevant each fund at July 31, 2021.

At July 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 12—Affiliated Portfolio Holdings Transactions
	Purchases ($)	Sales ($)
Dreyfus Tax Exempt Cash Management	313,535,000	274,055,000

Table 13—Accumulated Net Unrealized Appreciation (Depreciation)
	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
Dreyfus Cash Management	654,845	15,553	639.292
Dreyfus Tax-Exempt Cash Management	1,264	79	1,185

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the funds’ Boards of Trustees held on May 18, 2021, the Board considered the renewal of each fund’s Management Agreement and, where applicable, Administration Agreement, pursuant to which the Adviser provides the fund with investment advisory services and administrative services (together, the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the funds, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of each Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the funds. For each fund, the Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the need to be able to provide ongoing shareholder services.

The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Funds’ Performance and Management Fees and Expense Ratios. For each fund, the Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Institutional shares with the performance of a group of funds selected by Broadridge as comparable to the fund (the “Performance Group”1) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to each fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons for each fund and considered the following:

For Dreyfus Government Cash Management, the fund’s gross total return performance was one basis point below the Performance Group median and within three basis points of the Performance Universe median for all periods, except for the one-year period when the fund’s gross total return performance was below the Performance Universe median. The fund’s net total return performance was at the Performance Group median and above the Performance Universe median for all periods, ranking in the first quartile of the Performance Universe in all periods.

For Dreyfus Government Securities Cash Management, the fund’s gross total return performance was at or above the Performance Group median and at or within three basis points of the Performance Universe median for all periods. The fund’s net total return performance was at or within three basis points of the Performance Group median and above the Performance Universe median for all periods.

For Dreyfus Treasury Obligations Cash Management, the fund’s gross total return performance was at or within two basis points of the Performance Group median and at or within three basis points of the Performance Universe median for all periods, except for the one-year period when it was below the Performance Universe median. The fund’s net total return performance was above, at or within one basis point of the Performance Group median and above the Performance Universe median for all periods.

For Dreyfus Treasury Securities Cash Management, the fund’s gross total return performance was at or within one basis point of the Performance Group median and within three basis points of the Performance Universe median for all periods, except the one-year period when it was below the Performance Universe median. The fund’s net total return performance was at or within one basis point of the Performance Group median and above the Performance Universe median for all periods.

For Dreyfus Cash Management, the fund’s gross total return performance was at or within four basis points of the Performance Group and Performance Universe medians for all periods, except for the one-year period when the fund’s gross total return performance was below the Performance Group median. The fund’s net total return performance was above or within three basis points of the Performance Group median and above the Performance Universe median for all periods.

For Dreyfus Tax Exempt Cash Management, the fund’s gross total return performance was at or within two basis points of the Performance Group median and at or within four basis points of the Performance Universe median for all periods. The fund’s net total return performance was at or within two basis points of the Performance Group median and at or within three basis points of the Performance Universe median for all periods. It was noted that, in most of the periods when the fund’s gross or net total return performance was below the relevant Performance Universe median, it ranked in the third quartile of the Performance Universe.

Management Fee and Expense Ratio Comparisons. For each fund, the Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which, for certain funds, included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

For Dreyfus Government Cash Management, the fund’s contractual management fee was at the Expense Group median contractual management fee, the fund’s actual management fee was approximately equal to the Expense Group median and below the Expense Universe median actual management fee and the fund’s total expenses were below the Expense Group median and Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until June 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Wealth shares and Service shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowing and extraordinary expenses) do not exceed 0.62% and 1.01%, respectively, of average daily net assets.

For Dreyfus Government Securities Cash Management, the fund’s contractual management fee was slightly above the Expense Group median contractual management fee, the fund’s actual management fee was above the Expense Group median and slightly above the Expense Universe median actual management fee and the fund’s total expenses were above the Expense Group median and below the Expense Universe median total expenses.

For Dreyfus Treasury Obligations Cash Management, the fund’s contractual management fee was slightly above the Expense Group median contractual management fee, the fund’s actual management fee was below the Expense Group median and Expense Universe median actual management fee and the fund’s total expenses were below the Expense Group median and Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until June 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Wealth shares and Service shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.47% and 1.01%, respectively, of average daily net assets.

For Dreyfus Treasury Securities Cash Management, the fund’s contractual management fee was slightly above the Expense Group median contractual management fee, the fund’s actual management fee was below the Expense Group median and Expense Universe median actual management fee and the fund’s total expenses were below the Expense Group median and Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until June 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Wealth shares and Service shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.47% and 1.01%, respectively, of average daily net assets.

For Dreyfus Cash Management, the fund’s contractual management fee was slightly above the Expense Group median contractual management fee, the fund’s actual management fee was below the Expense Group median and Expense Universe median actual management fee and the fund’s total expenses were below the Expense Group median and Expense Universe median total expenses (lowest in the Expense Group).

Representatives of the Adviser stated that the Adviser has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund’s Preferred shares until June 1, 2023, so that the direct expenses of the fund’s Preferred shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.10% of average daily net assets.

For Dreyfus Tax Exempt Cash Management, the fund’s contractual management fee was at the Expense Group median contractual management fee, the fund’s actual management fee was slightly above the Performance Group median and Performance Universe median actual management fee and the fund’s total expenses were below the Expense Group median and Expense Universe median total expenses.

For certain funds, the Board also considered the current voluntary expense limitation arrangements undertaken by the Adviser.

For each fund, other than Dreyfus Tax Exempt Cash Management, representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”2), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised or administered by the Adviser that are in the same Lipper category as Dreyfus Tax Exempt Cash Management and that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as any of the funds.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. As applicable for certain funds, the Board also considered the expense limitation arrangements in effect and any effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

For each fund, the Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the fund’s Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in a fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the funds’ investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of each Agreement. Based on the discussions and considerations as described above, the Board concluded and determined, as to each fund, as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee(s) paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate(s) charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating each Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the relevant fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of each fund and the investment management and other services provided under its Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of each fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew each Agreement.

1 For each fund, the Performance Group and the Expense Group (each as defined herein) were each comprised of institutional funds in the stated strategy, and the Performance Universe and the Expense Universe (each as defined herein) were each comprised of all institutional funds in the stated strategy, except that the Performance Universe consisted of all funds in the stated strategy regardless of asset size or primary channel of distribution while the Expense Universe excluded outliers. The Performance and Expense Groups and the Performance and Expense Universes for Dreyfus Cash Management consisted of money market funds; the Performance and Expense Groups and the Performance and Expense Universes for Dreyfus Government Cash Management and Dreyfus Government Securities Cash Management consisted of U.S. government money market funds; the Performance and Expense Groups and the Performance and Expense Universes of Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management consisted of U.S. Treasury money market funds; and the Performance and Expense Groups and the Performance and Expense Universes for Dreyfus Tax Exempt Cash Management consisted of tax-exempt money market funds.

2 For Dreyfus Cash Management, there was only one Similar Fund.

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For More Information

Dreyfus Cash Management Funds

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Institutional	Investor	Administrative	Participant	Wealth	Service	Preferred
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX	DGQXX	DGUXX
Dreyfus Government Securities Cash Management	DIPXX	DVPXX	DAPXX	DGPXX
Dreyfus Treasury Obligations Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DTKXX	DTNXX
Dreyfus Treasury Securities Cash Management	DIRXX	DVRXX	DARXX	DPRXX	DTJXX	DTHXX
Dreyfus Cash Management	DICXX	DVCXX	DSCXX				DCEXX
Dreyfus Tax Exempt Cash Management	DEIXX

Telephone Call your representative or 1-800-346-3621

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn

Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Dreyfus Money Market Funds at www.dreyfus.com

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation CMGTSA0721

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By: /s/ David DiPetrillo
         David DiPetrillo
         President (Principal Executive Officer)

Date: September 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo
        David DiPetrillo
        President (Principal Executive Officer)

Date: September 21, 2021

By: /s/ James Windels
        James Windels
       Treasurer (Principal Financial Officer)

Date: September 21, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)